Vanguard® Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (3.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,559
	Alabama Corrections Institution Finance Authority Miscellaneous Revenue	5.000%	9/1/22	7,500	7,520
	Alabama Corrections Institution Finance Authority Miscellaneous Revenue	5.000%	7/1/26	1,250	1,391
	Alabama Corrections Institution Finance Authority Miscellaneous Revenue	5.000%	7/1/27	1,415	1,595
[1,2]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	1.400%	8/4/22	8,000	8,000
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	171
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	228
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	107
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	288
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	100	110
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	1.360%	8/4/22	2,200	2,200
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	70
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	17,695	18,985
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	1,385	1,405
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	660
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	149
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	1,780	1,867
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,735	5,732
[3]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	176
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	295	304
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	623
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	75	81
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	252
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	382
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,276
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	215	218
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,895	2,931
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	235
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	888
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	216
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,088
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	284
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	893
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	260
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,228
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,536
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,406
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,171
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,409
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,848
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	1,885	1,940
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	3,081
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,216
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,350
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	34,025	34,922
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	331
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	709
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	778
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	835
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,195	8,416
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	34,058
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	156,180	159,425
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	5,000	5,198
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	37,400	38,137
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	56,180	57,347
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	20,240	20,681
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	2.048%	12/1/23	11,500	11,373
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	1.950%	12/1/23	10	10
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	10/1/27	37,500	37,533
	Black Belt Energy Gas District PUT	5.000%	6/1/28	38,635	41,955
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	190
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	232
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	254
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	233
	Decatur City Board of Education Special Tax Revenue, Prere.	5.000%	2/1/25	100	108
	Homewood AL GO, Prere.	5.000%	9/1/26	500	563
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	14,188
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	563
[4]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,838
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,457
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	628
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,341
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	660
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,047
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,565	14,882
	Montgomery AL GO	3.000%	12/1/22	750	754
	Montgomery AL GO	3.000%	12/1/23	250	255
	Montgomery AL GO	3.000%	12/1/24	205	211
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	104
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	153
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	836
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	811
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	10,563
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	24,142
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,783
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	58,390	59,616
[5]	Southeast Alabama Gas Supply District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	4/1/24	1,000	991
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	759
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	532
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	903
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	780
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	180
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	228
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	917
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	578
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	5,290	5,387
[1,2,3]	Talladega AL Water & Sewer Revenue VRDO	1.360%	8/4/22	1,960	1,960
[1,2]	Talladega AL Water & Sewer Revenue VRDO	1.450%	9/1/51	2,000	2,000
[4]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,038
[4]	Troy University College & University Revenue	5.000%	11/1/24	865	924
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	501
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	135
					721,613
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	259
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	220
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	238
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	301
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	382
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	520
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	439
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	385	441
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	365	421
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	458
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	434
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	771
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	897
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,250
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	642
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.440%	8/4/22	6,300	6,300
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,125	1,150
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,179
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,001
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.490%	8/4/22	3,375	3,375
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.490%	8/4/22	7,335	7,335
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	621
	Anchorage AK GO	5.000%	9/1/22	1,500	1,504
	Anchorage AK GO	5.000%	9/1/22	1,000	1,003
	Anchorage AK GO	4.000%	9/1/23	445	456
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,504
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,063
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,117
					36,705
Arizona (1.3%)
	Arizona	5.000%	10/1/25	1,870	1,880
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	366
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	945
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	2,002
	Arizona Board of Regents COP	5.000%	6/1/24	1,010	1,068
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Board of Regents COP	5.000%	6/1/26	910	1,007
	Arizona COP	5.000%	9/1/24	50	53
	Arizona COP, ETM	5.000%	10/1/22	9,000	9,054
	Arizona COP, ETM	5.000%	10/1/23	225	234
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	6,091
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,765	1,790
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	162
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	139
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/23	240	243
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	606
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,189
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	219
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,289
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	232
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	155
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	660
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	784
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	712
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	788
[1,2]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	2,550	2,550
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,152
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	2,025
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,642
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,484
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,774
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,637
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	2,630
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	1,989
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,004
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,579
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	37
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	207
[4]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/25	3,500	3,789
[4]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/26	14,800	16,373
[4]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/27	6,000	6,765
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	8/1/25	820	898
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	27
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	258
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	258
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	605	624
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	159
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	2,960
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,450	2,465
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	104
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	5,910	6,313
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	123
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	130
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	166
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	117
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,485
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,245
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,032
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	116
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	660
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	122
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	136
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	112
	Maricopa County AZ COP	5.000%	7/1/23	225	232
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,773
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	7,040	7,040
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	622
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	569
	Maricopa County Community College District GO	5.000%	7/1/23	100	103
	Maricopa County Community College District GO	5.000%	7/1/24	75	80
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,003
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	320	324
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	620
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	12,660	12,749
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	3,180	3,381
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.900%	10/18/24	6,400	6,361
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	2.130%	9/1/24	4,500	4,484
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,890	1,704
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	905	816
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	212
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,119
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,253
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,783
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	905	987
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	972
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,322
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	4,069
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,285
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	310
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	623
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,195
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,482
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	124
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	117
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	125	136
	Mesa AZ GO	5.000%	7/1/24	535	569
[1,2,4]	Mesa AZ Utility System Revenue VRDO	1.380%	7/1/46	2,400	2,400
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,079
[1]	Nevada Housing Division Multi Unit Housing Summit Club TOB VRDO	1.960%	3/1/26	11,020	11,020
[1]	Nevada Housing Division Multi Unit Housing Summit Club TOB VRDO	1.960%	3/1/26	6,900	6,900
[4]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	396
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,329
	Phoenix AZ GO	4.000%	7/1/23	100	101
	Phoenix AZ GO	4.000%	7/1/24	130	134
	Phoenix AZ GO	5.000%	7/1/24	90	96
	Phoenix AZ GO	5.000%	7/1/25	3,250	3,551
	Phoenix AZ GO	5.000%	7/1/26	3,250	3,642
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	445	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,160
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	62
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	21
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	69
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	3,350	3,561
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	122
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,555
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	385	409
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/23	190	191
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	317
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	325
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,820	2,899
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	655	677
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	555
	Salt River Project Agricultural Improvement & Power District Electric Light & Power System Revenue	5.000%	1/1/23	85	86
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	50	51
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,385	2,420
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	16,138
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	10,489
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	6,135
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	110
	Scottsdale AZ GO	3.000%	7/1/23	80	81
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	100	100
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	216
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	276
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	970	970
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	695
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.750%	9/1/22	13,335	13,334
	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,053
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,215
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,268
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,375
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	1,935
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,169
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	656
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,232
					283,982
Arkansas (0.1%)
	Arkansas GO	5.000%	6/15/23	100	103
	Arkansas GO	5.000%	10/1/23	65	67
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	955
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	304
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	597
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	542
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,782
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,046
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,556
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,464
					11,416
California (11.6%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	141
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	818
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,700
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	13,826
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	275	281
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	290
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,575	3,569
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	3,105	3,084
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	2,045	2,067
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.610%	4/1/24	5,275	5,248
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	4/1/26	4,325	4,238
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	7,820	7,828
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	17,640	17,657
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	14,625	14,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.430%	4/1/24	13,435	13,512
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.430%	4/1/24	19,750	19,864
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	2.580%	4/1/27	1,000	1,007
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	340	348
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,745	13,038
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	102
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	450	460
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	165	169
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	885	907
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	630	665
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	2/1/24	500	511
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/24	600	617
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	2/1/25	845	873
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/25	900	934
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	2/1/26	1,505	1,567
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/26	1,250	1,307
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	22,305	23,075
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/28	3,220	3,348
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	785
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,225	7,549
[5]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	1.700%	12/1/22	36,625	36,610
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/23	5,205	5,358
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	684
	California GO	5.000%	9/1/22	150	150
	California GO	5.000%	9/1/22	305	306
	California GO	5.000%	9/1/22	10,465	10,496
	California GO	5.250%	9/1/22	420	421
	California GO	5.000%	10/1/22	5,100	5,130
	California GO	5.000%	10/1/22	8,750	8,802
	California GO	5.000%	12/1/22	6,720	6,800
	California GO	5.250%	2/1/23	110	112
	California GO	5.000%	3/1/23	3,205	3,271
	California GO	5.000%	8/1/23	9,630	9,964
	California GO	5.000%	8/1/23	330	341
	California GO	5.000%	8/1/23	75	78
	California GO	4.000%	9/1/23	3,945	4,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/23	200	201
California GO	5.000%	9/1/23	2,770	2,874
California GO	5.000%	9/1/23	115	119
California GO	5.000%	9/1/23	22,000	22,824
California GO	5.000%	9/1/23	125	130
California GO	5.000%	9/1/23	135	140
California GO	5.000%	9/1/23	45	47
California GO	4.000%	10/1/23	45	46
California GO	5.000%	10/1/23	115	120
California GO	5.000%	10/1/23	230	239
California GO	5.000%	10/1/23	4,245	4,415
California GO	5.000%	10/1/23	90	94
California GO	4.000%	11/1/23	100	103
California GO	5.000%	11/1/23	50	52
California GO	5.000%	11/1/23	550	574
California GO	5.000%	11/1/23	60	63
California GO	5.000%	11/1/23	115	120
California GO	5.000%	12/1/23	420	439
California GO	5.000%	12/1/23	7,435	7,774
California GO	5.000%	2/1/24	985	1,003
California GO	5.000%	4/1/24	17,000	17,951
California GO	5.000%	8/1/24	2,895	3,088
California GO	5.000%	8/1/24	35	37
California GO	5.000%	8/1/24	35	37
California GO	5.000%	8/1/24	225	240
California GO	5.000%	8/1/24	125	133
California GO	5.000%	8/1/24	1,035	1,104
California GO	5.000%	9/1/24	555	556
California GO	5.000%	9/1/24	105	112
California GO	5.000%	9/1/24	375	401
California GO	5.000%	9/1/24	29,500	31,546
California GO	4.000%	10/1/24	65	68
California GO	5.000%	10/1/24	6,000	6,432
California GO	5.000%	10/1/24	5,320	5,703
California GO	5.000%	10/1/24	445	477
California GO	5.000%	10/1/24	1,250	1,340
California GO	4.000%	11/1/24	16,780	17,641
California GO	5.000%	11/1/24	525	547
California GO	5.000%	11/1/24	5,380	5,781
California GO	4.000%	12/1/24	2,900	3,054
California GO	5.000%	12/1/24	2,640	2,758
California GO	5.000%	12/1/24	250	261
California GO	5.000%	12/1/24	8,000	8,617
California GO	5.000%	2/1/25	875	890
California GO	4.000%	3/1/25	40	42
California GO	5.000%	4/1/25	710	772
California GO	5.000%	4/1/25	13,565	14,747
California GO	5.000%	5/1/25	105	111
California GO	5.000%	9/1/25	11,000	12,095
California GO	5.000%	10/1/25	5,800	6,215
California GO	5.000%	10/1/25	80	88
California GO	5.000%	11/1/25	2,875	3,175
California GO	5.000%	12/1/25	14,000	15,496
California GO	5.000%	12/1/25	2,780	2,905
California GO	4.000%	3/1/26	150	162
California GO	5.000%	3/1/26	2,700	2,927
California GO	5.000%	4/1/26	6,510	7,273
California GO	5.000%	8/1/26	230	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/26	4,785	5,391
	California GO	5.000%	8/1/26	1,990	2,151
	California GO	5.000%	8/1/26	245	276
	California GO	4.000%	9/1/26	120	130
	California GO	5.000%	9/1/26	120	135
	California GO	5.000%	9/1/26	2,700	2,968
	California GO	5.000%	10/1/26	135	153
	California GO	5.000%	10/1/26	675	753
	California GO	5.000%	10/1/26	100	113
	California GO	5.000%	11/1/26	250	283
	California GO	4.000%	8/1/27	1,820	1,973
	California GO	5.000%	10/1/27	2,470	2,749
[5]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	1.760%	12/1/23	26,560	26,538
[1,2]	California GO TOB VRDO	1.360%	8/4/22	5,000	5,000
[1,2]	California GO TOB VRDO	1.360%	8/4/22	3,450	3,450
[1,2]	California GO TOB VRDO	1.360%	8/4/22	13,500	13,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	325	325
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	114
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	167
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	70
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	590	607
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	6,760	6,804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	940	948
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,590	1,603
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,690	1,704
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	7,885	7,923
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	930	968
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,815	20,262
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,118
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,745	5,127
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	36,800	36,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	4,000	4,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.380%	8/4/22	9,715	9,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.380%	8/4/22	22,610	22,610
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	2,700	2,700
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	18,280	18,280
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.410%	8/4/22	3,100	3,100
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.410%	8/4/22	2,305	2,305
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	52,370	52,370
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	9,060	9,060
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	895	926
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	4,220	4,637
[1]	California Health Facilities Financing Authority Revenue Bond	1.940%	3/1/25	14,000	14,000
[5]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	10,000	9,885
[3]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	100	103
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	955	983
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,000	982
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	800	832
[5]	California Infrastructure & Economic Development Bank Private Schools Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	6/1/27	21,535	21,342
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	604
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	100	102
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	5,900	5,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	6/1/26	5,875	5,796
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	251
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	270	255
[1]	California Pollution Control Financing Authority Miscellaneous Revenue VRDO	2.000%	8/1/22	7,500	7,500
[1,2]	California Public Finance Authority Revenue VRDO	1.360%	8/1/47	2,000	2,000
[1,2]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	8/4/22	2,250	2,250
[1,2]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	1.360%	8/4/22	7,500	7,500
[1,2,4]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	1.450%	8/4/22	1,775	1,775
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	7,000	7,000
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	87
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	923
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	13,960
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	14,242
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	19,953
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	132
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,269
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	14,932
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	14,000	14,912
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	17,012
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	506
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	100	109
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,662
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,600	1,642
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,304
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	580	618
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,281
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,719
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	5,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,771
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	175	177
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	745	760
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,053
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	730	737
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,035	1,077
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,862
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,270
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,209
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	869
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	804
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	1,047
	California State University College & University Revenue	5.000%	11/1/24	175	188
	California State University College & University Revenue PUT	4.000%	11/1/23	395	401
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,686
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	78
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,836
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	8/4/22	14,245	14,245
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	8/4/22	6,750	6,750
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	7/1/40	13,400	13,400
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.700%	7/1/40	38,200	38,200
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	595	598
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	17,875	17,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	1.730%	8/4/22	2,500	2,500
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,200	1,250
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	2,025
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	115	119
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	440
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,492
	Coast Community College District GO	5.000%	8/1/23	6,245	6,460
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	42
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	607
	Downey Unified School District GO	4.000%	8/1/22	1,065	1,065
	Downey Unified School District GO	4.000%	8/1/23	1,130	1,157
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	93
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	545	561
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	154
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	38
	East Side Union High School District GO	3.000%	8/1/23	100	102
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,445
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,899
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	372
[5]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	1.430%	7/1/24	2,550	2,527
[1,2]	Elk Grove Unified School District GO TOB VRDO	1.360%	8/4/22	2,110	2,110
[1,2]	Elk Grove Unified School District GO TOB VRDO	1.370%	8/5/22	2,120	2,120
	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,024
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	920
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	540
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	80
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	301
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,255	38,538
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,385	1,472
	Fresno Unified School District GO	2.000%	8/1/24	760	764
	Fresno Unified School District GO	2.000%	8/1/25	700	703
[1,2]	Fresno Unified School District GO TOB VRDO	1.360%	8/4/22	7,370	7,370
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	113
[1,2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	1.390%	8/4/22	41,630	41,630
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	4,000	4,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	3,440	3,652
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,465	3,783
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	220	226
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	765	835
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	331
[1,2,3]	Hayward Unified School District GO TOB VRDO	1.370%	8/5/22	3,250	3,250
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,489
[3]	Lodi CA Unified School District GO	5.000%	8/1/24	1,160	1,160
[3]	Long Beach CA Airport System Revenue	5.000%	6/1/23	200	206
[3]	Long Beach CA Airport System Revenue	5.000%	6/1/23	200	206
[3]	Long Beach CA Airport System Revenue	5.000%	6/1/24	235	249
[3]	Long Beach CA Airport System Revenue	5.000%	6/1/24	280	296
[1,2]	Long Beach Unified School District GO TOB VRDO	1.360%	8/4/22	9,620	9,620
[1,2]	Long Beach Unified School District GO TOB VRDO	1.360%	8/4/22	325	325
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	259
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,110	3,316
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	47
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,560	10,198
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	43
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,545
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	91
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	9,868
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,873
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,300	14,188
	Los Angeles CA General Fund Revenue	4.000%	6/29/23	78,500	80,293
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	44,040	44,040
	Los Angeles CA Unified School District COP	5.000%	10/1/22	970	975
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,038
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	936
	Los Angeles CA Unified School District GO	5.000%	7/1/23	475	490
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	77
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,191
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	83
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	415
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	69
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	29,287
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,319
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	15,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/25	230	251
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	335	345
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	576
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	20,000	21,181
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	735
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	11,270	12,299
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	3,180
[1,2]	Los Angeles California Multifamily Mortgage Revenue	1.730%	10/1/58	4,740	4,740
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	187
[1,2]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	1.360%	8/4/22	3,665	3,665
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	46
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,910	5,076
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	91
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	53
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	200	219
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,135	1,170
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,012
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,062
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,276
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	20	21
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	264
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	152
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	679
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	80	89
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	83
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	60	68
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	90	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,150	2,412
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	101
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	52
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	85	86
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	225	232
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	490	497
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	1.360%	8/4/22	2,600	2,600
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,650	1,701
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	27
[1,2]	Los Angeles Unified School District GO TOB VRDO	1.350%	8/4/22	15,000	15,000
	Los Rios Community College District GO	3.000%	8/1/24	5,000	5,121
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,714
[1,2,4]	Lynwood CA Unified School District GO TOB VRDO	1.450%	8/4/22	2,980	2,980
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	351
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	500	516
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	490	506
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	191
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	315	346
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	675	751
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	2,750	2,741
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	7,275	7,251
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	2,500	2,492
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	150
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/23	500	516
[1,2]	Montebello CA Unified School District GO TOB VRDO	1.360%	8/4/22	4,800	4,800
	Mount San Antonio Community College District GO, Prere.	5.000%	8/1/23	170	176
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,050	1,052
	Norris School District GO, Prere.	0.000%	5/1/24	500	248
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,750	34,543
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.830%	8/1/22	22,100	22,100
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,194
[1,2,3]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	1.380%	8/4/22	2,000	2,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/23	150	153
	Orange County Transportation Authority Miscellaneous Revenue	4.000%	10/15/24	1,500	1,575
	Orange County Transportation Authority Miscellaneous Revenue BAN	5.000%	10/15/24	70,000	75,145
	Orange County Water District COP	2.000%	8/15/23	515	516
	Orange County Water District COP	4.000%	2/15/25	7,240	7,649
[1,2]	Palomar CA Community College District GO TOB VRDO	1.360%	8/4/22	6,400	6,400
[3]	Palomar Health COP VRDO	1.570%	11/1/36	15,850	15,850
[3]	Palomar Health COP VRDO	2.000%	11/1/36	9,800	9,800
[3]	Palomar Health COP VRDO	2.050%	11/1/36	6,775	6,775
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,550
[1,2,3]	Pamona CA Unified School District GO TOB VRDO	1.360%	8/4/22	7,385	7,385
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,065
	Peralta Community College District GO	5.000%	8/1/25	500	545
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/ Allocation Revenue	5.000%	9/1/25	1,500	1,622
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	20,850	20,850
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	21,670	21,670
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	37,605	37,605
[1]	River Islands Public Financing Authority Community Facilities	1.580%	7/7/36	38,500	38,500
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	104
[1,2,4]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	1.380%	8/4/22	5,000	5,000
[5]	Riverside CA Water Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.130%	1.460%	1/18/23	6,150	6,131
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	250	269
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	950	1,049
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	850	938
[1,2,4]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	1.380%	8/4/22	2,420	2,420
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	15
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	370	375
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	53
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	520
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,178
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	1.360%	8/4/22	2,000	2,000
[1,2]	Sacramento CA Water Revenue TOB VRDO	1.360%	8/4/22	15,600	15,600
[1,2]	Sacramento City Unified School District GO	1.360%	8/1/47	1,200	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA COP	5.000%	10/1/22	825	830
	Sacramento County CA COP	5.000%	10/1/23	900	934
[3]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,517
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	185	185
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	48
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	1,370	1,402
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	335	358
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	125
[3]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	225	233
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	5,000	5,559
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,195	5,395
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,575	11,678
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	900	938
	San Diego CA Unified School District GO	5.000%	7/1/24	55	59
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	78
	San Diego Community College District GO, Prere.	5.000%	8/1/23	125	129
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	515
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,058
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,058
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,291
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	916
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,251
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	1.410%	8/4/22	7,140	7,140
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,422
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	32,215	32,415
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,050	6,364
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,657
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	1.250%	8/3/22	38,900	38,900
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	310
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,440
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	627
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,825	1,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	181
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	151
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,634
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	3,500	3,999
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,864
	San Francisco CA City & County GO	5.000%	6/15/23	555	572
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,653
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,712
	San Francisco CA City & County GO	5.000%	6/15/25	140	144
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,880
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,029
[1,2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	1.730%	8/4/22	13,000	13,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	59
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,178
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	4,749
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,176
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,665	3,938
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,101
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	53
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	200	205
	San Francisco City & County CA GO	5.000%	6/15/24	150	155
[1]	San Francisco City & County CA Revenue	1.580%	2/1/40	31,350	31,350
[1]	San Francisco City & County CA Revenue	1.580%	5/1/49	21,000	21,000
[1]	San Francisco City & County CA Revenue TOB VRDO	1.580%	8/4/22	50,000	50,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	47,920
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,685	4,690
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	135
	San Francisco Unified School District GO	5.000%	6/15/23	60	62
	San Francisco Unified School District GO	4.000%	6/15/24	75	78
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	310	335
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	800	823
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	500	500
	San Jose Unified School District GO, Prere.	3.800%	8/1/23	140	143
	San Juan Unified School District GO	3.000%	8/1/23	575	584
[4]	San Leandro Unified School District GO	4.000%	8/1/23	500	512
[4]	San Leandro Unified School District GO	4.000%	8/1/24	200	209
[4]	San Leandro Unified School District GO	4.000%	8/1/25	135	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,336
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	13,686
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	77
	Santa Monica Community College District GO	5.000%	8/1/25	2,525	2,610
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,900	9,048
	Solano County Community College District GO, Prere.	4.375%	8/1/23	100	103
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,700	2,785
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,175	1,212
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,315	2,388
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,615	19,505
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,063
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	874
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	868
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	18,755
[4]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,408
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,281
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,325
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,345
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	649
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	688
[3]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	753
[3]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	810
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/23	260	264
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	21
	United Water Conservation District COP	5.000%	10/1/22	600	603
	United Water Conservation District COP	5.000%	10/1/23	805	836
	United Water Conservation District COP	5.000%	10/1/24	845	903
	University of California College & University Revenue	5.000%	5/15/23	270	277
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,271
	University of California College & University Revenue	4.000%	5/15/24	225	235
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,539
	University of California College & University Revenue	5.000%	5/15/24	710	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,120
	University of California College & University Revenue	5.000%	5/15/25	40	44
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,726
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,635
	University of California College & University Revenue	5.000%	5/15/25	235	248
	University of California College & University Revenue	5.000%	5/15/26	1,750	1,958
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,119
	University of California College & University Revenue	5.000%	5/15/26	4,000	4,104
	University of California College & University Revenue PUT	5.000%	5/15/23	3,280	3,360
[1,2]	University of California College & University Revenue TOB VRDO	1.360%	8/4/22	8,930	8,930
[1,2]	University of California College & University Revenue TOB VRDO	1.360%	8/4/22	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	1.360%	8/4/22	15,375	15,375
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	325	326
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	415	422
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	415
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	401
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	241
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	593
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	679
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	453
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	636
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	532
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	196
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	286
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	200
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	241
					2,474,281
Colorado (1.2%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	277
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	106
	Colorado COP	5.000%	3/15/23	450	459
	Colorado COP	5.000%	12/15/23	2,835	2,966
	Colorado COP	5.000%	12/15/23	105	110
	Colorado COP	5.000%	12/15/24	90	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	5.000%	12/15/25	4,045	4,458
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	303
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	712
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	767
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	828
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	46
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,327
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	615
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,535	1,557
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	88
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,484
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	329
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,614
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	106
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,079
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	323
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	383
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	90	97
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	205
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	2,960	2,968
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,505	3,646
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	548
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.430%	8/4/22	34,190	34,190
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	545	553
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,945	2,009
[5,6]	Colorado Health Facilities Authority PUT	1.000%	8/17/26	9,020	9,080
[6]	Colorado Health Facilities Authority PUT	5.000%	8/17/26	15,390	17,052
[6]	Colorado Health Facilities Authority PUT	5.000%	8/15/28	8,645	9,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Colorado School of Mines College and University Revenue	1.648%	2/1/23	6,555	6,563
[1,2]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	1.360%	8/4/22	5,155	5,155
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	1.400%	8/4/22	19,100	19,100
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,020
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	59
[1,2]	Colorado State Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	4,145	4,145
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,735	6,719
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,087
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,107
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	590
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	115	120
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,405
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,202
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,645
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,080
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	217
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	52
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	232
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	233
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,634
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	240
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	196
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	1.878%	9/1/24	3,700	3,670
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	303
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	458
[3]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	683
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	821
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,890	14,874
	Regional Transportation District COP	5.000%	6/1/24	2,790	2,867
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,029
	Regional Transportation District COP	5.000%	6/1/25	50	51
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	363
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	420
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	351
[1,2]	Sales Tax Securitization Corp Revenue VRDO	1.410%	7/1/49	7,500	7,500
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	100	100
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,420	16,330
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,310	2,286
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,350	1,326
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	100	103
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	16,300	17,140
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	167
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	120
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	214
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	137
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	507
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	752
					262,457
Connecticut (1.9%)
	Bridgeport CT GO	5.000%	2/15/23	535	545
	Bridgeport CT GO	5.000%	2/15/24	450	472
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,072
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	21
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	53
	Connecticut GO	5.000%	10/15/22	6,295	6,342
	Connecticut GO	5.000%	12/15/22	460	466
	Connecticut GO	3.000%	1/15/23	5,125	5,163
	Connecticut GO	5.000%	1/15/23	2,070	2,104
	Connecticut GO	5.000%	1/15/23	4,445	4,518
	Connecticut GO	5.000%	4/15/23	2,440	2,501
	Connecticut GO	5.000%	4/15/23	3,750	3,844
	Connecticut GO	3.000%	6/1/23	790	800
	Connecticut GO	4.000%	6/1/23	210	214
	Connecticut GO	4.000%	6/15/23	1,875	1,915
	Connecticut GO	5.000%	6/15/23	1,300	1,339
	Connecticut GO	5.000%	7/15/23	2,000	2,066
	Connecticut GO	5.000%	9/1/23	65	67
	Connecticut GO	5.000%	9/15/23	1,600	1,661
	Connecticut GO	5.000%	10/15/23	3,665	3,815
	Connecticut GO	5.000%	10/15/23	795	800
	Connecticut GO	5.000%	11/15/23	1,140	1,190
	Connecticut GO	3.000%	1/15/24	3,000	3,061
	Connecticut GO	4.000%	1/15/24	2,250	2,328
	Connecticut GO	5.000%	1/15/24	13,035	13,672
	Connecticut GO	5.000%	4/15/24	575	608
	Connecticut GO	5.000%	4/15/24	270	285
	Connecticut GO	5.000%	5/15/24	325	344
	Connecticut GO	3.000%	6/1/24	550	563
	Connecticut GO	4.000%	6/1/24	275	287
	Connecticut GO	4.000%	6/15/24	1,000	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	7/15/24	385	397
	Connecticut GO	5.000%	7/15/24	3,000	3,192
	Connecticut GO	5.000%	8/15/24	635	657
	Connecticut GO	5.000%	9/15/24	185	198
	Connecticut GO	5.000%	9/15/24	25	27
	Connecticut GO	5.000%	9/15/24	2,065	2,208
	Connecticut GO	5.000%	10/15/24	3,880	4,037
	Connecticut GO	3.000%	1/15/25	7,075	7,246
	Connecticut GO	4.000%	1/15/25	2,090	2,200
	Connecticut GO	5.000%	3/1/25	1,415	1,486
	Connecticut GO	5.000%	4/15/25	1,505	1,633
	Connecticut GO	5.000%	4/15/25	190	206
	Connecticut GO	4.000%	5/15/25	3,800	4,024
	Connecticut GO	4.000%	6/1/25	1,400	1,484
	Connecticut GO	4.000%	6/15/25	525	557
	Connecticut GO	5.000%	7/15/25	4,000	4,368
	Connecticut GO	5.000%	8/15/25	5,645	5,838
	Connecticut GO	5.000%	9/15/25	595	653
	Connecticut GO	5.000%	3/1/26	450	459
	Connecticut GO	5.000%	6/15/26	450	502
	Connecticut GO	5.000%	8/15/26	9,290	9,603
	Connecticut GO	5.000%	9/15/26	595	668
	Connecticut GO	4.000%	10/15/26	1,785	1,792
	Connecticut GO	5.000%	3/1/27	1,000	1,050
	Connecticut GO	5.000%	6/15/27	335	382
	Connecticut GO	5.000%	9/15/27	600	687
[5]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	2.280%	3/1/24	135	136
[5]	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.050%	2.380%	3/1/23	4,325	4,334
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	446
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	240
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	237
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	329
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	465
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	168
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	6,195	6,038
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	515	515
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,325	4,169
[5]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.630%	11/15/24	8,225	8,173
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.330%	8/4/22	150	150
[5]	Connecticut Housing Finance Authority PUT	1.960%	11/15/24	24,420	24,420
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,626

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/22	3,020	3,046
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	856
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	760
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	11,651
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,629
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,345	1,364
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,800
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	265	269
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	650
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	171
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,139
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,652
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	565	573
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,851
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	543
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,120
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	120	132
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,892
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,931
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	542
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	422
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	386
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	406
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	4,945	5,024
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	17,820	17,725
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	3,525	3,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	11,410	11,111
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	26,015	25,333
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	25,080
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	19,298
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,308
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,050	11,688
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,000	1,972
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,006
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	279
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,221
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	333
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,779
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	380	392
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	783
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	371
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	635
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	623
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	15,390	15,289
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	4,450	4,751
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	129
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	135
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	121
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	258
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	266
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	261
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	171
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	268
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	176
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	192
[3]	Hartford CT GO	5.000%	7/1/26	1,100	1,190
	Meriden CT GO	5.000%	3/15/23	425	434
	Meriden CT GO	5.000%	3/15/24	875	921
	Meriden CT GO	5.000%	3/15/25	1,305	1,409
	Meriden CT GO	5.000%	3/15/26	1,075	1,188
	Metropolitan District GO	5.000%	7/15/23	525	542
	Metropolitan District GO	5.000%	7/15/23	1,000	1,032
	Metropolitan District GO	5.000%	7/15/23	1,045	1,078
[3]	New Haven CT GO	5.000%	8/1/22	3,585	3,585
[3]	New Haven CT GO	5.000%	8/15/24	395	419
	University of Connecticut College & University Revenue	5.000%	2/15/23	615	626
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,600	1,633
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	121
	University of Connecticut College & University Revenue	5.000%	8/15/24	325	336
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	214
	University of Connecticut College & University Revenue	5.000%	2/15/25	385	415
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	560
					397,604
Delaware (0.2%)
	Delaware GO	5.000%	2/1/23	50	51
	Delaware GO	5.000%	7/1/23	175	180
	Delaware GO	5.000%	2/1/24	1,000	1,051
	Delaware GO	5.000%	8/1/24	2,770	2,867
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	400	412
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	180
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	212
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,370	6,020
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,301
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,085
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,286
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,380	13,415
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	664
	New Castle County DE GO	5.000%	10/1/22	5,520	5,554
	University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,196
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,147
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,253
					42,102
District of Columbia (0.4%)
[6]	District of Columbia	5.000%	12/1/26	3,025	3,414
[6]	District of Columbia	5.000%	12/1/27	3,680	4,244
	District of Columbia GO	5.000%	2/1/23	5,100	5,191
	District of Columbia GO	3.000%	6/1/23	100	101
	District of Columbia GO	5.000%	6/1/23	630	649
	District of Columbia GO	5.000%	6/1/23	100	103
	District of Columbia GO	5.000%	6/1/24	640	659
	District of Columbia GO	5.000%	6/1/24	215	228
	District of Columbia GO	5.000%	6/1/25	20	21
[1,2]	District of Columbia GO TOB VRDO	1.360%	8/4/22	1,850	1,850
	District of Columbia Income Tax Revenue	5.000%	12/1/23	365	369
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	134
	District of Columbia Income Tax Revenue	5.000%	12/1/24	235	238
[1,2]	District of Columbia Income Tax Revenue TOB VRDO	1.360%	8/4/22	895	895
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	156
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,700	3,695
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	3,000	3,006
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	235	244
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	540
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	1.370%	8/4/22	1,585	1,585
[1,2,3]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue VRDO	1.450%	10/1/52	26,160	26,160
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	852
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,490
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	21
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,129
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	1.440%	8/4/22	11,310	11,310
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	134
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,128
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,128
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,092
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,184
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,959
					81,374
Florida (2.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	85	85
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	130	130
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	354
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	90	91
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	718
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,092
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	356
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,287
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	105	107
[1,2]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.410%	12/1/49	3,605	3,605
[1,2]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	2,150	2,150
[1,2]	Brevard County Housing Finance Authority Revenue TOB VRDO	1.730%	10/14/22	5,200	5,200
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	597
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	641
	Broward County FL School District COP	5.000%	7/1/23	135	139
	Broward County FL School District COP	5.000%	7/1/24	45	48
[1,2]	Broward County FL School District GO TOB VRDO	1.360%	8/4/22	16,000	16,000
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,109
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	477
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	303
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,913
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	1,125	1,205
	Ciy of Jacksonville Sales Tax Revenue	5.000%	10/1/25	150	151
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	670	674
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	421
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	513
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,060
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,149
[3]	Deltona FL Utility System Water Revenue, Prere.	5.125%	10/1/23	750	780
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	811
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,075
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,161
	Florida Department of Environmental Protection Miscellaneous Taxes Revenue	5.000%	7/1/23	720	721
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	240	247
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	181
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	48
	Florida Department of Management Services COP	5.000%	11/1/23	445	464
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,727
	Florida Department of Management Services COP	5.000%	11/1/25	10,000	11,007
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,351
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	535	552
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	536
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	5,897
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	292
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,271
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	220
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	586
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	358
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	229
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	114
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	108
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,521
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	553
	Florida GO	5.000%	6/1/23	2,075	2,135
	Florida GO	5.000%	6/1/23	4,895	5,036
	Florida GO	5.000%	7/1/23	3,620	3,736
	Florida GO	5.000%	7/1/23	525	542
	Florida GO	5.000%	6/1/24	455	483
	Florida GO	5.000%	6/1/24	1,400	1,485
	Florida GO	5.000%	6/1/24	3,500	3,712
	Florida GO	5.000%	6/1/24	310	329
	Florida GO	5.000%	6/1/24	50	53
	Florida GO	5.000%	6/1/24	1,000	1,061
	Florida GO	5.000%	7/1/24	10,160	10,802
	Florida GO	5.000%	6/1/25	500	513
	Florida GO	5.000%	7/1/26	3,000	3,369
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	603
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	311
[3]	Florida Governmental Utility Authority Water Revenue, Prere.	5.000%	10/1/22	730	734
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	251
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,125	1,178
[1,2]	Florida Higher Educational Facilities Financial Authority College & University Revenue TOB VRDO	1.370%	8/4/22	10,835	10,835
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	2,937
	Florida Lottery Revenue	5.000%	7/1/23	50	52
	Florida Lottery Revenue	5.000%	7/1/24	25	27
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,767
	Florida Lottery Revenue	5.000%	7/1/24	90	96
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	810
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	520
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	534
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	273
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	195
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	1,020
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/25	125	136
[3]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/27	375	426
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	68
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	86
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	2.010%	8/1/22	33,400	33,400
[1,2]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	1.360%	8/4/22	7,720	7,720
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	160
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	679
	Hernando County FL Water Revenue	4.000%	6/1/24	625	652
	Hernando County FL Water Revenue	4.000%	6/1/25	575	608
[3]	Hernando County School District COP	5.000%	7/1/25	1,300	1,412
[4]	Herons Glen Recreation District	2.500%	5/1/24	150	151
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	8/4/22	27,200	27,200
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.420%	8/4/22	82,000	82,000
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,095
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	2,126
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	1.390%	8/4/22	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	671
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,479
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	1.390%	8/4/22	10,190	10,190
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,430	2,630
	Jacksonville FL General Fund Revenue	5.000%	10/1/23	1,200	1,247
	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,742
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,257
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	771
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	17,462	17,462
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	186
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	73
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	100	101
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,835	1,846
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	5,775	5,809
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	1.380%	8/4/22	4,200	4,200
	JEA Electric System Electric Power & Light Revenue VRDO	1.970%	8/1/22	19,290	19,290
	JEA Electric System Electric Power & Light Revenue VRDO	1.350%	8/3/22	4,500	4,500
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	2,031
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue VRDO	1.470%	8/3/22	19,900	19,900
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,006
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	312
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	298
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	288
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	320
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	697
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	160	161
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	190	194
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	191
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,270	2,247
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	505	515
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	943
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	21
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,131
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,298
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,263
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,894
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	767
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	895
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	970
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	943
[1,3]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,186
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,043
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	41
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,053
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	427
[4]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	313
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	200	216
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,320
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,470
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,141
[1,2]	Miami-Dade County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	1,745	1,745
[1]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	1.580%	8/4/22	4,895	4,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,293
[2]	Miami-Dade County FL Recreational Revenue VRDO	1.370%	8/4/22	1,000	1,000
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	192
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	1.390%	8/4/22	7,305	7,305
[3]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	51
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	582
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	590	615
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,232
	Miami-Dade County School Board COP	5.000%	11/1/23	45	47
	Miami-Dade County School Board COP	5.000%	2/1/24	830	870
	Miami-Dade County School Board COP	5.000%	2/1/25	100	108
	Miami-Dade County School Board COP	5.000%	5/1/25	50	54
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,575	1,644
[4]	North Port FL Special Assessment, Prere.	5.000%	7/1/23	1,425	1,469
	Okaloosa County School Board COP	5.000%	10/1/22	3,830	3,851
	Okaloosa County School Board COP	5.000%	10/1/23	2,500	2,598
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,766
	Okaloosa County School Board COP	5.000%	10/1/25	425	465
	Okaloosa County School Board COP	5.000%	10/1/26	555	622
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	68
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	513
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,137
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	79
[1,2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/5/22	3,175	3,175
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,373
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,970	2,145
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	63
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,009
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	208
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	53
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	161
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	390
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	177
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	439
[3]	Palm Bay FL GO	5.000%	7/1/23	915	943
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	100	100
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	118
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	124
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	130
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	726
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	691
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,025	985
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	149
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	150	167
[1,2]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	1,860	1,860
	Palm Beach County School District COP	5.000%	8/1/23	45	47
	Palm Beach County School District COP	5.000%	8/1/24	200	213
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	676
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	833
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	340
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	291
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	470	510
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	348
[1,2]	Reedy Creek FL Improvement District GO TOB VRDO	1.400%	8/4/22	2,950	2,950
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,039
[1,2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	11,000	11,000
[1,2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.410%	7/1/48	13,445	13,445
	School Board of Miami-Dade County COP	5.000%	5/1/23	350	359
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	64
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	120
	South Florida Water Management District COP	5.000%	10/1/23	450	468
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	38,475	38,475
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	3,230	3,230
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	5,250	5,250
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	22,395	22,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,240	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	72
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	608
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/22	110	110
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	230
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	360	356
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,629
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	54
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,845	1,916
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	365
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	184
	Village Community Development District No. 13	1.800%	5/1/26	500	463
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	1.920%	8/1/22	4,815	4,815
	Volusia County School Board COP	5.000%	8/1/24	125	133
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	184
					608,129
Georgia (2.5%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	422
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	653
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	61
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	175	181
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	251
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,464
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	172
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	1.360%	8/4/22	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	325	353
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	575	625
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	598
[1,2]	Atlanta GA Water Revenue TOB VRDO	1.360%	8/4/22	12,000	12,000
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	191
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	11,250	11,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	11,485	11,485
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	1.390%	8/5/22	4,720	4,720
	Cartersville GA GO	5.000%	10/1/24	2,000	2,141
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	459
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	233
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	510
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	770
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	372
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,097
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,065
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,615	2,845
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	306
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	210
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	450	482
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	410
	Douglas County School District GO	5.000%	4/1/23	365	373
	Douglas County School District GO	5.000%	4/1/24	500	527
	Douglas County School District GO	5.000%	4/1/25	600	651
	Douglas County School District GO	5.000%	4/1/26	570	635
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,965	3,083
	Forsyth County School District GO	5.000%	2/1/23	40	41
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	571
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	337
[1,2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	2,785	2,785
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,380	1,390
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,611
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	324
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	321
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	273
[1,2]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	3,750	3,750

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia GO	5.000%	1/1/23	3,450	3,501
Georgia GO	5.000%	1/1/23	100	101
Georgia GO	5.000%	2/1/23	50	51
Georgia GO	5.000%	7/1/23	50	52
Georgia GO	5.000%	8/1/23	3,515	3,635
Georgia GO	5.000%	9/1/23	920	923
Georgia GO	5.000%	1/1/24	5,165	5,243
Georgia GO	5.000%	1/1/24	200	209
Georgia GO	5.000%	2/1/24	90	95
Georgia GO	5.000%	7/1/24	155	165
Georgia GO	4.000%	10/1/24	160	161
Georgia GO	5.000%	12/1/24	50	54
Georgia GO	5.000%	2/1/25	35	38
Georgia GO	4.000%	7/1/25	600	640
Georgia GO	4.000%	2/1/26	485	502
Georgia GO	5.000%	12/1/27	3,470	3,924
Georgia GO	5.000%	7/1/28	9,290	10,871
Georgia GO	5.000%	7/1/29	9,900	11,771
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	558
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,042
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,123
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	456
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,868
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	865
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,057
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,215
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	527
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,418
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	729
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	823
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	639
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	668
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,495	3,641
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	182
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	260
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	387
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	453
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,244
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	2,964
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,748
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,268
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	872
	Henry County School District GO	5.000%	8/1/22	5,250	5,250
	Henry County School District GO	5.000%	8/1/23	1,615	1,671
	Houston County School District GO	5.000%	9/1/25	775	850
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	251
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,012
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	763
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,126
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	512
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	452
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	1,015
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,141
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	915	952
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,433
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	424
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,135
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,649
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	627
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,542
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,059
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	743
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,269
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,270
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	41,775	42,588
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	29,050	29,718
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	22,840	23,775
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	18,540	18,951
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	68,120	70,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	913
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	14,035	14,214
[5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 1M USD LIBOR + 0.750%	1.898%	9/1/23	22,225	22,054
[2,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.978%	12/1/23	32,690	32,339
[2,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.900%	12/1/23	18,740	18,660
[6]	Main Street Natural Gas Inc. PUT	5.000%	6/1/29	5,000	5,356
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	851
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	526
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	567
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,066
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,310
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	422
	Muscogee County School District GO	5.000%	10/1/24	3,790	4,057
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,514
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	709
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	8,527
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	654
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	311
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	461
[5]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	1.750%	8/16/22	46,300	46,290
	Richmond County Board of Education GO	5.000%	10/1/25	500	550
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	921
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	836
					542,915
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	357
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	750	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	563
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,149
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	875	879
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,645	1,696
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,412
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	2,084
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	4,029
					14,326
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,393
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	2/24/23	3,550	3,550
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	2/24/23	1,835	1,835
	Hawaii GO	5.000%	8/1/23	105	109
	Hawaii GO	5.000%	10/1/23	50	52
	Hawaii GO	5.000%	10/1/23	150	156
	Hawaii GO	5.000%	10/1/23	2,675	2,780
	Hawaii GO	5.000%	10/1/23	655	681
	Hawaii GO	5.000%	10/1/23	70	73
	Hawaii GO	5.000%	10/1/23	65	68
	Hawaii GO	5.000%	1/1/24	100	105
	Hawaii GO	5.000%	5/1/24	75	79
	Hawaii GO	5.000%	10/1/24	1,335	1,430
	Hawaii GO	5.000%	10/1/24	40	43
	Hawaii GO	5.000%	1/1/25	50	54
	Hawaii GO, Prere.	5.000%	11/1/22	2,350	2,371
	Hawaii GO, Prere.	5.000%	8/1/23	300	310
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,360
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,135
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,710
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,475
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,710
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,195	7,394
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,291
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,099
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,006
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,176
	Honolulu HI City & County GO	5.000%	7/1/23	500	516
	Honolulu HI City & County GO	5.000%	9/1/23	220	228
[6]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,149
	Honolulu HI City & County GO	5.000%	7/1/24	500	532
	Honolulu HI City & County GO	5.000%	10/1/24	60	64
	Honolulu HI City & County GO	5.000%	11/1/24	140	141
[6]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,011
	Honolulu HI City & County GO	4.000%	7/1/25	505	537
	Honolulu HI City & County GO	5.000%	7/1/25	275	300
[6]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,149
	Honolulu HI City & County GO	5.000%	3/1/26	1,080	1,200
	Honolulu HI City & County GO	4.000%	7/1/26	285	309
	Honolulu HI City & County GO	5.000%	7/1/26	500	560
[6]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,767
	Honolulu HI City & County GO PUT	5.000%	9/1/23	450	462
					81,064
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	260
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,136
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,025	1,043
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.400%	11/1/22	17,985	17,974
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	880	909
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	455	468
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	707
	University of Idaho College & University Revenue	5.000%	4/1/23	360	368
[4]	University of Idaho College & University Revenue	5.000%	4/1/24	160	169
					24,034
Illinois (5.4%)
[1,2]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.450%	8/4/22	25,335	25,335
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,628
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	184
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	617
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	226
[7]	Chicago Board of Education GO	0.000%	12/1/22	835	828
	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,909
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,552
[3]	Chicago Board of Education GO	5.000%	12/1/22	500	505
	Chicago Board of Education GO	5.000%	12/1/22	5,915	5,963
	Chicago Board of Education GO	5.000%	12/1/22	785	791
	Chicago Board of Education GO	5.000%	12/1/22	500	504
[7]	Chicago Board of Education GO	0.000%	12/1/23	2,935	2,831
[7]	Chicago Board of Education GO	0.000%	12/1/23	175	169
	Chicago Board of Education GO	5.000%	12/1/23	590	605
[3]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,078
	Chicago Board of Education GO	5.000%	12/1/23	8,640	8,863
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,108
[7]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Chicago Board of Education GO	0.000%	12/1/24	900	843
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,041
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,197
[7]	Chicago Board of Education GO	0.000%	12/1/25	475	431
[7]	Chicago Board of Education GO	0.000%	12/1/25	670	609
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,700
[7,8]	Chicago Board of Education GO	0.000%	12/1/25	25	23
[9]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,498
	Chicago Board of Education GO	0.000%	12/1/26	2,000	1,753
[7]	Chicago Board of Education GO	0.000%	12/1/26	2,210	1,946
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,341
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,547
[9]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,382
[1,2]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	1.410%	8/4/22	142,600	142,600
[7]	Chicago IL GO	0.000%	1/1/23	100	99
	Chicago IL GO	5.000%	1/1/23	250	253
	Chicago IL GO	5.250%	1/1/23	1,000	1,011
	Chicago IL GO	5.000%	1/1/24	3,440	3,548
	Chicago IL GO	5.000%	1/1/24	500	516
	Chicago IL GO	5.000%	1/1/24	560	578
	Chicago IL GO	5.000%	1/1/24	50	52
	Chicago IL GO	0.000%	1/1/25	40	37
	Chicago IL GO	5.000%	1/1/25	2,500	2,624
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	3,505	3,734
	Chicago IL GO	5.000%	1/1/26	2,615	2,786
	Chicago IL GO, ETM	5.000%	1/1/23	1,900	1,926
	Chicago IL GO, ETM	5.000%	1/1/23	7,030	7,128
[1,2]	Chicago IL Park District GO TOB VRDO	1.410%	8/4/22	6,000	6,000
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,074
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	913
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.400%	8/4/22	45,790	45,790
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.430%	8/4/22	18,480	18,480
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.470%	8/4/22	4,000	4,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.470%	8/4/22	4,625	4,625
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	1.430%	8/4/22	6,000	6,000
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,370	2,399
[1,2,3]	Chicago IL Water Revenue TOB VRDO	1.490%	8/4/22	1,045	1,045
[1,2]	Chicago IL Water Revenue TOB VRDO	1.490%	8/4/22	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,488
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	200	203
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	400	406
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,130
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	585	593
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	105	107
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	397
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	188
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	210	213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	369
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	480	487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,014
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,520	1,590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,010	1,106
	Chicago Park District GO	4.000%	1/1/23	1,565	1,578
	Chicago Park District GO	4.000%	1/1/23	275	277
	Chicago Park District GO	5.000%	1/1/23	100	101
	Chicago Park District GO	4.000%	1/1/24	670	688
	Chicago Park District GO	5.000%	1/1/24	100	104
	Chicago Park District GO	4.000%	1/1/25	390	405
	Chicago Park District GO	4.000%	1/1/25	2,315	2,402
[4]	Chicago Park District GO	5.000%	1/1/25	200	212
	Chicago Park District GO	4.000%	1/1/26	1,190	1,250
	Chicago Park District GO	4.000%	1/1/26	815	856
[1,2]	Chicago Park District GO	1.430%	1/1/44	500	500
	Chicago Park District GO, Prere.	5.750%	1/1/24	660	698
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	125	128
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	875
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	320	346
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,758
[1,2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	1.430%	8/4/22	6,000	6,000
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	1.380%	8/4/22	16,400	16,400
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	1.400%	8/4/22	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,159
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,968
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,000	1,008
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,673
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,742
[1,2]	Cook County IL Forest Preserve District GO TOB VRDO	1.430%	8/4/22	7,660	7,660
	Cook County IL GO	5.000%	11/15/22	285	288
	Cook County IL GO	5.000%	11/15/22	3,220	3,252
	Cook County IL GO	5.000%	11/15/23	900	938
	Cook County IL GO	5.000%	11/15/24	1,025	1,093
	Cook County IL GO	4.000%	11/15/25	3,100	3,285
	Cook County IL GO	5.000%	11/15/25	805	879
	Cook County IL GO	4.000%	11/15/26	1,850	1,983
[1,2]	Cook County IL GO TOB VRDO	1.390%	8/4/22	7,500	7,500
[1,2]	Cook County IL Sales Tax Revenue TOB VRDO	1.460%	8/4/22	7,685	7,685
[1,2]	Cook County IL Sales Tax Revenue VRDO	1.430%	11/15/25	3,335	3,335
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	304
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,039
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	279
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	303
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,701
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	949
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	977
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,133
[2]	Illinois Development Finance Authority Private Schools Revenue VRDO	1.350%	8/3/22	5,000	5,000
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	1.360%	8/4/22	7,750	7,750
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	1.440%	8/4/22	9,400	9,400
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.350%	8/4/22	5,000	5,000
	Illinois Educational Facilities Authority Revenue CP	1.200%	9/1/22	9,974	9,971
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	226
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,385
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	322
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	2,963
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	863
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,802
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,125
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,395
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	935
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	435	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,609
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	768
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	145	150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	517
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	135	139
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	571
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,597
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	247
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	842
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,117
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,422
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	175	188
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	167
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,345
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	23,475
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,060	1,111
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.630%	2/24/23	5,705	5,705
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/1/26	1,125	1,086
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	7,785	7,785
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	10,360	10,360
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	11/15/45	2,290	2,290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.870%	8/1/22	6,000	6,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.470%	8/3/22	30	30
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	8/4/22	33,725	33,725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	659
	Illinois Finance Authority Lease Revenue	4.000%	1/1/23	1,110	1,121
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,721
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	99
	Illinois Finance Authority Lease Revenue	4.000%	1/1/25	65	68
[5]	Illinois Finance Authority Recreational Revenue PUT, 1M USD LIBOR + 0.500%	2.796%	9/1/25	13,305	13,230
	Illinois Finance Authority Water Revenue	5.000%	1/1/23	385	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	382
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	329
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	106
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,510
	Illinois GO	5.000%	8/1/22	3,500	3,500
	Illinois GO	5.000%	10/1/22	17,810	17,907
	Illinois GO	5.000%	11/1/22	30,280	30,525
	Illinois GO	4.000%	2/1/23	1,695	1,713
	Illinois GO	5.000%	2/1/23	490	498
	Illinois GO	4.000%	3/1/23	7,605	7,700
	Illinois GO	5.000%	3/1/23	2,125	2,164
	Illinois GO	5.000%	3/1/23	1,165	1,187
	Illinois GO	5.000%	3/1/23	3,750	3,818
	Illinois GO	5.000%	3/1/23	2,000	2,037
	Illinois GO	5.000%	4/1/23	145	148
	Illinois GO	5.000%	5/1/23	390	399
	Illinois GO	5.000%	5/1/23	1,000	1,023
	Illinois GO	5.250%	5/1/23	1,500	1,538
	Illinois GO	5.375%	5/1/23	4,100	4,206
	Illinois GO	5.000%	8/1/23	575	592
	Illinois GO	5.000%	10/1/23	100	104
	Illinois GO	5.000%	10/1/23	5,000	5,174
	Illinois GO	5.000%	11/1/23	25,195	26,129
	Illinois GO	5.000%	11/1/23	2,035	2,110
	Illinois GO	5.000%	12/1/23	100	104
	Illinois GO	4.000%	2/1/24	50	51
	Illinois GO	5.000%	2/1/24	850	887
	Illinois GO	4.000%	3/1/24	2,180	2,246
	Illinois GO	5.000%	3/1/24	4,460	4,663
	Illinois GO	5.000%	4/1/24	375	393
	Illinois GO	4.000%	5/1/24	175	181
	Illinois GO	5.000%	5/1/24	1,095	1,149
	Illinois GO	5.500%	5/1/24	2,875	3,041
	Illinois GO	5.000%	6/1/24	2,500	2,627
	Illinois GO	0.000%	8/1/24	200	190
	Illinois GO	5.000%	8/1/24	15,575	15,575
	Illinois GO	5.000%	10/1/24	815	862
	Illinois GO	5.000%	11/1/24	9,800	10,384
	Illinois GO	5.000%	1/1/25	75	80
	Illinois GO	5.000%	2/1/25	3,750	3,990
	Illinois GO	5.000%	2/1/25	625	651
	Illinois GO	5.000%	3/1/25	3,050	3,250
	Illinois GO	5.000%	3/1/25	11,935	12,719
	Illinois GO	5.000%	5/1/25	2,500	2,671
	Illinois GO	5.500%	5/1/25	3,000	3,245
	Illinois GO	5.500%	7/1/25	325	335
	Illinois GO	4.000%	8/1/25	720	721
	Illinois GO	5.000%	8/1/25	13,500	13,500
	Illinois GO	5.000%	10/1/25	4,005	4,309
	Illinois GO	5.000%	11/1/25	7,500	8,079
	Illinois GO	5.000%	1/1/26	3,460	3,737
	Illinois GO	5.000%	3/1/26	17,440	18,883
	Illinois GO	5.000%	11/1/26	2,000	2,183
	Illinois GO	5.000%	11/1/27	4,520	4,979
[1,2]	Illinois GO TOB VRDO	1.380%	8/5/22	2,025	2,025
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	745	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	859
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	469
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	445	452
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	262
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,638
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,187
	Illinois Sales Tax Revenue	5.000%	6/15/23	520	532
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,118
[7]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	1,925
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	706
[7]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	272
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,712
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,228
	Illinois Sales Tax Revenue	5.000%	6/15/26	750	766
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,350
[1,2]	Illinois Sales Tax Revenue TOB VRDO	1.370%	8/4/22	3,530	3,530
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	6,530	6,530
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	1,166	1,167
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	481
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	165	167
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,295	2,329
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	203
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	660
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,843
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,335
[1,2]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	1.390%	8/4/22	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/24	16,750	17,419
	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/25	8,245	8,738
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	197
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	160
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	409
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	116
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	222
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	151
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	193
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,691
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,973
	Lake County IL GO	4.000%	11/30/22	3,340	3,368
	Lake County IL GO	4.000%	11/30/23	6,670	6,884
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,817
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/22	30	30
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	85	83
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	95
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,250
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,750	1,746
[1,2,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	1.450%	8/4/22	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	720
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	620	652
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	400	432
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	275
[4]	Peoria IL GO	4.000%	1/1/23	500	504
[4]	Peoria IL GO	4.000%	1/1/24	925	950
[4]	Peoria IL GO	4.000%	1/1/25	750	787
[4]	Peoria IL GO	4.000%	1/1/26	250	266
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,500	1,578
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,045	1,125
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,571
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	569
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	376
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	1.360%	8/4/22	7,195	7,195
	Regional Transportation Authority Sales Tax Revenue VRDO	1.500%	8/1/22	16,400	16,400
	Romeoville IL GO	5.000%	12/30/24	2,685	2,888
[1,2]	Sales Tax Securitization Corp Revenue Bond	1.430%	1/1/48	1,480	1,480
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,826
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,546
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	3,018
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/23	85	86
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	3,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.470%	8/4/22	41,195	41,195
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.470%	8/4/22	4,370	4,370
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.470%	8/4/22	14,500	14,500
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.470%	8/5/22	8,340	8,340
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	810
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	648
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	287
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	213
	Southern Illinois University College & University Revenue	5.000%	4/1/25	1,745	1,777
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,790
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	190
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	238
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	307
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	128
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	254
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	258
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	308
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	61
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	280	293
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	48
	University of Illinois College & University Revenue	5.000%	4/1/26	1,200	1,221
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	919
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	993
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,064
[4]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	507
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	786
	Wheeling IL GO	4.000%	12/1/22	1,245	1,255
	Wheeling IL GO	4.000%	12/1/23	750	773
	Wheeling IL GO	4.000%	12/1/24	825	864
	Wheeling IL GO	4.000%	12/1/25	935	998
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	456
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	204
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	303
	Will County IL GO	3.000%	11/15/23	1,430	1,457
	Will County IL GO	4.000%	11/15/24	500	523
	Will County IL GO	4.000%	11/15/25	335	356
	Will County IL GO, Prere.	5.000%	11/15/25	1,400	1,545
[4,6]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,356
					1,161,112
Indiana (0.9%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	220	224
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	298
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	366
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	683
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	715
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	396
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	698
	Ball State University College & University Revenue	5.000%	7/1/23	380	392
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	432
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,666
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	284
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	519
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	614
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	637
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	898
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	527
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	529
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	524
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	530	591
[2]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	1.540%	9/1/43	6,125	6,125
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	975
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,015
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	105
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,492
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,392
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,360	1,372
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,300	2,327
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	326
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	192
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	4,071
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	52
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	370
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	102
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	269
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	399
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	422
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,530	7,193
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	1.350%	8/4/22	23,222	23,222
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/23	1,895	1,927
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,110
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,949
	Indiana Finance Authority Lease Revenue	5.000%	2/1/23	50	51
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,301
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,445
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.750%	9/1/22	7,000	6,999
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	4,981
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	777
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,348
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	535
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,181
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	823
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,225	1,346
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,152
	Indiana Finance Authority Water Revenue	4.000%	2/1/23	7,000	7,095
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	60	61
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,509
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,335
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,609
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,004
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,652
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,480
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	20	21
[7]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,262
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	258
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	524
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	330
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	539
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	545
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	739
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	670	747
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,655
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	545
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,186
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	800	838
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,073
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	917
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,981
[1,2,3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	1.430%	8/4/22	13,350	13,350
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/26	1,315	1,452
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	50	51
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	150	152
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	957
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	978
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	501
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	224
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	853
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	886
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	923
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	956
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	991
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	910
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	875
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	1/10/23	950	960
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	1,130	1,155
	Purdue University College & University Revenue	5.000%	7/1/23	420	433
	Purdue University College & University Revenue	5.000%	7/1/24	715	759
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	297
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,525	2,524
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,749
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	306
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	308
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	310
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,453
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,241
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	551
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	449
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	577
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	545
					185,209
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,722
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,864
	Des Moines IA GO	5.000%	6/1/23	1,570	1,615
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	319
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,768
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	111
[1,2]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	7,485	7,485
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	206
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	221
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	343
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	745	766
[1,2]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revenue TOB VRDO	1.360%	8/4/22	7,500	7,500
					24,186
Kansas (0.3%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	203
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,725
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,233
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,350	2,511
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	156
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	107
[5]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	1.599%	9/1/23	1,585	1,583
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	45	46
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	790	810
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/26	600	614
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	616
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	131
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	341
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	256
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	261
	Manhattan KS GO	0.200%	6/15/24	25,630	24,469
	Manhattan KS GO	0.400%	6/15/25	12,570	11,775
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	403
	Olathe KS GO	4.250%	10/1/24	1,360	1,432
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	150
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	77
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	231
[1,2]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	14,205	14,205
					64,335
Kentucky (1.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	315
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	313
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	328
	Kentucky Asset Liability Commission	5.000%	9/1/27	1,255	1,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	345	357
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,323
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	2,550	2,643
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	5,138
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	570	591
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,269
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,260
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,176
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,644
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	111
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	160
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	490
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	564
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,690
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,832
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	995
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	864
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	100	102
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,327
	Kentucky Economic Development Finance Authority Resource Recovery Revenue	1.750%	4/1/31	16,030	16,029
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,418
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,456
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	510	540
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,178
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,282
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,005
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	504
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,296
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	734
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,457
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	599
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,690
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,329
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,491
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	612
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	122
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,866
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,541
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,169
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,947
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	579
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,830
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,104
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,938
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,179
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	2,054
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	30,837
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,870	19,236
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,220	24,889
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	807
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	20,830	21,302
[1,2]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	320
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	2,023
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	726
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	869
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	934
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,786
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,226
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	280	288
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,983
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	1,210	1,280
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	93
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	190
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	43,995	45,482
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	1,825	1,979
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,013
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,097
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,186
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,240	1,252
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	974
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,033
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,096
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	2,021
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,090
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,169
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,252
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	260
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	328
					278,735
Louisiana (1.0%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	62
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	82
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	122
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	152
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	232
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	55
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	185	200
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	540
[1,2]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	18,950	18,950
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	301
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	426
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	3.000%	2/1/23	165	166
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	351
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	431
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	428
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	542
[4]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	3.000%	2/1/23	500	504
[4]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	853
[4]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	657
[4]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	640
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	24,615	24,078
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,675	6,529
[5]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue PUT, SOFR + 0.500%	2.096%	5/1/26	5,985	5,767
	Louisiana GO	5.000%	2/1/23	65	66
	Louisiana GO, Prere.	4.000%	5/15/23	50	51
	Louisiana GO, Prere.	4.000%	5/15/23	50	51
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,130	4,142
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,392
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,763
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	160
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	479
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	819
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	348
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	302
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	709
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	240	243
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	200	203
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,157
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,288
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,314
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	53
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,979
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,606
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,862
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,525	2,525
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	21
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	500	541
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,694
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	1,970
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,008
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	396
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,329
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,302
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,590
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	2,911
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,045	3,257
[1,2,3]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	1.470%	8/4/22	2,710	2,710
[3]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	652
[3]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,185	1,288
[2]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	1.520%	8/4/22	5,275	5,275
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,250	1,265
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	10,300	10,300
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	111
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	172
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	329
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	391
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	453
[4]	Shreveport LA GO	3.000%	8/1/22	1,750	1,750
[3]	Shreveport LA GO	5.000%	3/1/25	500	534
[3]	Shreveport LA GO	5.000%	3/1/26	500	546
[3]	Shreveport LA GO	5.000%	3/1/27	500	556
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	556
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	575
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	511
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	9,245	9,152
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	3,600	3,449
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	20,730	20,652
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	15,800	15,633
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	1,034
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,760	1,800
					214,138
Maine (0.2%)
	Maine GO	5.000%	6/1/23	3,000	3,087
	Maine GO	5.000%	6/1/24	150	159
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	502
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/26	475	532
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	180
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	285
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	220
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	6,075	6,075
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	232
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	511
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	103
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	730	752
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/22	1,150	1,153
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	518
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	692
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,026
[1,2]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	1,675	1,675
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	3,001
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,606
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/27	1,500	1,717
	Portland ME GO	4.000%	4/1/23	1,100	1,119
	Portland ME GO	4.000%	10/1/23	600	617
	Portland ME GO	4.000%	4/1/24	700	728
	Portland ME GO	4.000%	10/1/24	500	525
	Portland ME GO	4.000%	4/1/25	2,045	2,165
	Portland ME GO	4.000%	10/1/25	600	641
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	807
	Westbrook ME GO	5.000%	4/1/24	450	475
					32,848
Maryland (1.3%)
	Anne Arundel County MD GO	5.000%	10/1/22	4,930	4,960
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,133
	Anne Arundel County MD GO	5.000%	4/1/24	65	69
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	12,341
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,332
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,822
	Baltimore County MD GO	5.000%	3/1/24	500	527
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,106
	Baltimore County MD GO	5.000%	3/1/25	900	976
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore County MD GO	5.000%	3/1/25	115	125
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,114
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	262
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	99
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	122
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	524
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	800	838
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	231
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	868
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,512
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,136
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	130	133
	Howard County MD GO	5.000%	8/15/22	1,255	1,257
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,012
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/23	100	102
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	120	122
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	195
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,249
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,204
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,610
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	199
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	50	53
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,357
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,346
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,277
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	77
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,537
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,350
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,076
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	940
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,155	1,310
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,015	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	14,998
	Maryland GO	4.000%	8/1/22	2,630	2,630
	Maryland GO	4.000%	8/15/22	200	200
	Maryland GO	5.000%	3/1/23	100	102
	Maryland GO	5.000%	3/15/23	125	128
	Maryland GO	5.000%	6/1/23	100	103
	Maryland GO	5.000%	8/1/23	375	388
	Maryland GO	5.000%	8/1/23	4,270	4,418
	Maryland GO	5.000%	6/1/24	30	32
	Maryland GO	5.000%	8/1/24	945	1,008
	Maryland GO	5.000%	8/1/24	300	320
	Maryland GO	5.000%	8/1/24	3,645	3,888
	Maryland GO	5.000%	8/1/24	50	53
	Maryland GO	5.000%	3/1/25	3,000	3,253
	Maryland GO	4.000%	6/1/25	185	192
	Maryland GO	5.000%	8/1/25	475	521
	Maryland GO	5.000%	8/1/25	16,710	18,327
	Maryland GO	5.000%	3/1/26	12,500	13,921
	Maryland GO	4.000%	6/1/27	5,300	5,500
	Maryland GO	4.000%	6/1/28	2,400	2,484
	Maryland GO, Prere.	4.000%	3/1/23	325	330
	Maryland GO, Prere.	5.000%	3/1/23	150	153
	Maryland GO, Prere.	5.000%	3/1/23	200	204
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	192
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	332
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	129
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	409
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	144
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	316
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	526
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	123
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,225	3,439
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.870%	12/8/27	19,205	19,205
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.380%	8/4/22	30,935	30,935
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	7,500	7,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	103
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,667
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	1.410%	8/4/22	4,000	4,000
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	1.430%	8/5/22	13,735	13,735
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	257
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	433
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	309
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	481
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	508
[1,2]	Maryland Stadium Authority Lottery Revenue TOB VRDO	1.500%	8/4/22	3,250	3,250
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,580
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	6,810
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	702
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,321
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,196
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,387
	Montgomery County MD GO	5.000%	12/1/24	70	73
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,073
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	107
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	1.350%	9/1/22	17,500	17,494
	Prince George's County MD GO	5.000%	8/1/22	1,025	1,025
	Prince George's County MD GO	5.000%	8/1/23	350	362
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,431
	Prince George's County MD GO	5.000%	7/15/24	35	37
	Prince George's County MD GO	4.000%	9/1/24	45	47
	Prince George's County MD GO	5.000%	9/15/25	275	303
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	758
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	301
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	8,787
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	100	103
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/24	100	104
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	1.400%	8/3/22	1,400	1,400
					287,646
Massachusetts (1.3%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	438
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	312
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	208
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	306
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	320
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	189
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	181
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	366
	Cambridge MA GO	5.000%	2/15/23	4,100	4,181
	Cambridge MA GO	5.000%	2/15/24	4,055	4,266
	Cambridge MA GO	5.000%	2/15/25	4,090	4,430
	Cambridge MA GO	5.000%	2/15/26	3,040	3,382
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,860	2,944
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	325	335
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	670	711
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	3,153
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,405
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	281
	Commonwealth of Massachusetts GO	5.000%	5/1/23	300	308
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	124
	Commonwealth of Massachusetts GO	5.000%	7/1/23	550	567
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/23	400	401
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/23	170	175
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	317
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	359
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,725
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	25,254
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	64
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	500
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	58
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	976
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	166
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	49
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,602
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	117
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	842
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,795	24,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	840	863
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/23	570	586
	Danvers MA GO	5.000%	7/1/23	1,065	1,099
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,734
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,858
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	80
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	2,972
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,273
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	560
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	550	582
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	78
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	117
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,047
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,121
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,523
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	180	184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	130	134
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	3,250	3,346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	314
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	288
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	243
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,646
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,914
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,192
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.360%	8/4/22	6,665	6,665
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.480%	8/4/22	5,000	5,000
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	982
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	569
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	545	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	3,047
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	531
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	313
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,644
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	65	70
[1,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.930%	1/29/26	2,350	2,334
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	4,155	4,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	2,004
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	150
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	119
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	150	155
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.420%	8/3/22	11,000	11,000
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.240%	7/1/40	3,490	3,490
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.480%	7/1/40	9,325	9,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,220	1,207
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	534
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	2,795	2,763
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	548
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	280
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	295
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	298
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	308
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	167
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	168
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	825
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,729
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	765	766
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	133
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	370
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	542
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	555
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	425
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	7,855
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,668
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	251
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	49
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	36,535	37,000
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	27
	Plymouth MA GO	5.000%	5/1/24	830	879
	Plymouth MA GO	5.000%	5/1/25	2,350	2,556
	Sharon MA GO	5.000%	2/15/23	615	626
	Sharon MA GO	5.000%	2/15/24	875	920
	Sharon MA GO	5.000%	2/15/25	850	919
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,587
	Worcester MA GO	5.000%	2/15/23	1,970	2,008
	Worcester MA GO	5.000%	2/1/24	4,570	4,802
	Worcester MA GO	5.000%	2/15/24	2,750	2,893
	Worcester MA GO	5.000%	2/1/25	4,745	5,126
					288,668
Michigan (1.8%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,352
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,310
[6]	Bloomfield Hills School District GO	5.000%	5/1/24	700	725
[6]	Bloomfield Hills School District GO	5.000%	5/1/26	625	679
[11]	Brighton MI Area School District GO	5.000%	5/1/24	165	174
[11]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,629
[11]	Brighton MI Area School District GO	5.000%	5/1/26	435	483
[1,2,3,11]	Detroit City School District GO TOB VRDO	1.490%	8/4/22	2,000	2,000
[1,2,3]	Detroit Downtown Development Authority Revenue VRDO	1.530%	7/1/43	4,705	4,705
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	463
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	1.460%	8/4/22	3,505	3,505
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	1.490%	8/4/22	9,445	9,445
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	1.490%	8/5/22	16,455	16,455
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,082
[1,2,4]	Eastern Michigan University College & University Revenue TOB VRDO	1.370%	8/4/22	31,290	31,290
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	866
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	952
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	608
[11]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,574
[11]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,949
[11]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,673
[11]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	857
[1,2,3]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	1.470%	8/4/22	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	401
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	426
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	266
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	515
[11]	Holt Public Schools GO	5.000%	5/1/23	455	467
[11]	Holt Public Schools GO	5.000%	5/1/24	525	552
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	1,040	1,042
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,577
	Kalamazoo County MI GO	3.000%	5/1/24	850	870
	Kalamazoo County MI GO	3.000%	5/1/25	875	899
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,076
	Kalamazoo County MI GO	3.000%	5/1/26	900	931
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	363
[11]	Lake Orion Community School District GO	4.000%	5/1/24	300	312
[11]	Lake Orion Community School District GO	4.000%	5/1/26	350	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,11]	L'Anse Creuse Public Schools GO VRDO	1.440%	8/4/22	30,395	30,395
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	630	643
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,569
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	275	298
[2]	Michigan Finance Authority	3.000%	8/22/22	2,500	2,502
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	176
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	207
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	116
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	241
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	5,250	5,287
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,811
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	14,250	14,583
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	150	155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	62
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	345
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,808
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	45	48
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	1,887
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	122
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	182
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	5,276
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	600	639
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,430	1,551
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	7,043
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,075	3,489
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	1,535	1,680
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.350%	9/1/22	11,000	10,996
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	4,125	4,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	4,650	4,986
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	2.180%	12/1/24	10,000	10,061
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	12/1/25	3,500	3,529
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	13,815	13,815
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	6,060	6,060
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	2,725	2,725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	742
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,303
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	101
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	1,928
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	130
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	332
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	181
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	3,064
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,165
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	366
[3]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,117
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	100	103
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	900
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,426
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	185	190
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	420	437
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	100	102
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	1.390%	8/4/22	1,135	1,135
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	15,330	15,330
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,117
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,444
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,766
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,265	1,264
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,560	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	38
[1,2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	1,405	1,405
	Michigan State University College & University Revenue	5.000%	2/15/23	545	555
	Michigan State University College & University Revenue	5.000%	8/15/23	750	777
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	2,903
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,284
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,790	1,808
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,515
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	835
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	86
	Novi Community School District GO	4.000%	5/1/23	315	320
	Novi Community School District GO	4.000%	5/1/24	250	260
	Novi Community School District GO	4.000%	5/1/25	765	804
[6]	Oakland University College & University Revenue	5.000%	3/1/24	775	800
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,463
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,787
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,798
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	240	249
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	206
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	459
[3]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.360%	8/4/22	10,000	10,000
	University of Michigan College & University Revenue	5.000%	4/1/23	155	159
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	16,530	17,022
	University of Michigan, ETM	5.000%	4/1/23	285	291
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,520
[11]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,834
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	592
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,011
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,487
	Wayne State University College & University Revenue	5.000%	11/15/24	500	534
[1,2]	Wayne State University Michigan College & University Revenue TOB VRDO	1.490%	8/5/22	5,685	5,685
[11]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	395
[11]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	416
[11]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	524
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	146
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	187
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	214
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	219
					391,709
Minnesota (0.7%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	516
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	395
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,144
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	641
	Hennepin County MN GO	5.000%	12/1/24	1,825	1,964
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,658
	Hennepin County MN GO	5.000%	12/15/25	4,450	4,927
	Metropolitan Council GO	3.000%	3/1/23	2,900	2,904
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,345
	Metropolitan Council GO	5.000%	3/1/25	100	108
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,331
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,196
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	1,005
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,124
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	404
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,014
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,454
	Minnesota Appropriations Revenue	5.000%	3/1/23	100	101
	Minnesota Appropriations Revenue	5.000%	3/1/24	270	273
	Minnesota Appropriations Revenue	5.000%	3/1/25	85	86
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,224
	Minnesota Appropriations Revenue	4.000%	3/1/26	650	652
	Minnesota Appropriations Revenue	5.000%	3/1/27	6,420	6,473
	Minnesota GO	5.000%	8/1/23	1,955	2,023
	Minnesota GO	5.000%	8/1/23	3,025	3,130
	Minnesota GO	5.000%	8/1/23	1,900	1,966
	Minnesota GO	5.000%	8/1/23	60	62
	Minnesota GO	5.000%	8/1/23	100	103
	Minnesota GO	5.000%	8/1/24	250	267
	Minnesota GO	5.000%	8/1/24	125	129
	Minnesota GO	5.000%	8/1/24	65	69
	Minnesota GO	5.000%	10/1/24	1,290	1,383
	Minnesota GO	4.000%	8/1/27	5,950	6,101
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	201
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	256
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,042
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,500
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	690
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,021
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,350	1,394
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,083
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	4,930	5,122
[2,5]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT, SOFR + 1.000%	2.528%	12/1/27	45,000	43,117
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	51
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,453
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,292
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,148
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,216
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,289
[2]	Rochester MN Local or Guaranteed Housing Revenue VRDO	1.540%	8/4/22	14,200	14,200
[2]	Rochester MN Local or Guaranteed Housing Revenue VRDO	1.540%	8/4/22	4,170	4,170
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,077
[7]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,979
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	373
	St. Paul MN GO	5.000%	2/1/25	1,765	1,907
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	825
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,710
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	2,931
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,383
					154,362
Mississippi (0.5%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,049
	DeSoto County MS GO	5.000%	11/1/23	650	675
	DeSoto County MS GO	5.000%	11/1/24	680	730
	Harrison County School District GO	4.000%	6/1/23	1,200	1,224
	Lowndes County MS Resource Recovery Revenue PUT	2.650%	4/1/27	7,050	6,839
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.720%	8/1/22	7,295	7,295
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.870%	8/1/22	41,000	41,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,441
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	201
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	210	215
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	229
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	349
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	456
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,501
[3]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,748
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,367
	Mississippi GO	5.000%	10/1/24	70	75
	Mississippi GO	5.000%	10/1/25	175	192
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	5,625
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,755
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,185	4,306
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,322
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	507
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.200%	9/1/22	9,880	9,861
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,028
[4]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,335
[4]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,407
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,715	7,761
					109,493
Missouri (0.8%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	592
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	451
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	632
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	456
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,256
	Franklin County MO COP	3.000%	11/1/22	210	211
	Franklin County MO COP	3.000%	4/1/23	920	928
	Franklin County MO COP	3.000%	11/1/23	425	432
	Franklin County MO COP	3.000%	4/1/24	475	484
	Franklin County MO COP	3.000%	11/1/24	440	449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,344
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,723
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,079
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,774
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,494
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,063
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	545
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	723
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	1.370%	8/4/22	3,305	3,305
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	1.370%	8/4/22	1,950	1,950
	Kansas City MO GO	3.000%	2/1/24	4,085	4,165
	Kansas City MO GO	5.000%	2/1/24	2,720	2,853
	Kansas City MO GO	5.000%	2/1/25	2,600	2,802
	Kansas City MO GO	5.000%	2/1/26	3,405	3,762
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	1.310%	8/3/22	15,175	15,175
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,050
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	483
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	563
	Ladue School District GO	4.000%	3/1/24	475	493
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,303
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	673
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	60
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,060
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,817
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	225	245
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,455	3,828
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	4,028
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	150	171
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	113
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.870%	8/1/22	2,870	2,870
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	207
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	535
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	1.370%	8/4/22	4,150	4,150
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	2,815	2,815

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	656
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	545
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,150	1,186
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	250	263
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	137
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	613
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	169
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	600	635
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	162
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,186
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	341
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	572
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	225	242
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,600	1,763
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	524
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	9,550	9,640
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,000	21,159
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	21,157
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	43
Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	195	212
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	113
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,430	3,624
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	872
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,190
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	220	241
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	227
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	1,390	1,539
	St. Charles School District GO	4.000%	3/1/25	1,045	1,104
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/23	400	412
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,118
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,412
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,064
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,912
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,655
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,223
[1,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	921
					168,193
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	571
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	800	811
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	1,450	1,450
	Montana State Board of Regents College & University Revenue	5.000%	11/15/25	300	330
	Montana State Board of Regents College & University Revenue	5.000%	11/15/26	265	298
					3,460
Multiple States (3.8%)
[1,5,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.210%	1.540%	8/4/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.830%	8/1/22	52,815	52,815
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.830%	8/1/22	71,000	71,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.380%	8/4/22	71,000	71,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.380%	8/4/22	44,700	44,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.390%	8/4/22	68,000	68,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.390%	8/4/22	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.830%	8/1/22	96,590	96,590
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	35,000	35,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	137,000	137,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.390%	8/4/22	79,200	79,200
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.420%	8/4/22	83,800	83,800
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.360%	8/4/22	10,000	10,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	43,800	43,800
					812,005
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	4,630	4,642
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,510	2,517
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	8,100	8,122
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,774
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	601
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	950
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	37,195
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,062
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,046
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,107
[1,2]	Douglas County Educational Facilities College & University Revenue TOB VRDO	1.380%	8/4/22	595	595
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	114
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	190
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,195
[1,2]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	1.390%	8/4/22	7,495	7,495
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	1.960%	8/1/22	5,675	5,675
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	1.470%	8/3/22	25,770	25,770
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,217
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,585
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	376
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	550	605
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,645	1,623
	Omaha School District GO	5.000%	12/15/23	10,425	10,915
	Omaha School District GO	5.000%	12/15/24	11,090	11,958
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	845
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,055
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,534
					135,474
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	5,031
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,408
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	239
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	1.350%	8/3/22	5,400	5,400
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,575	2,564
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	412
	Clark County NV GO	5.000%	6/1/24	50	53
	Clark County NV GO	5.000%	11/1/24	105	112
	Clark County NV GO	5.000%	12/1/25	205	226
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,988
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,577
[3]	Clark County School District GO	3.000%	6/15/23	370	375
[3]	Clark County School District GO	5.000%	6/15/23	3,730	3,842
[3]	Clark County School District GO	5.000%	6/15/23	3,695	3,806
[3]	Clark County School District GO	3.000%	6/15/24	350	359
	Clark County School District GO	5.000%	6/15/24	75	79
[3]	Clark County School District GO	5.000%	6/15/24	3,880	4,119
	Clark County School District GO	5.000%	6/15/24	125	132
	Clark County School District GO	5.000%	6/15/24	350	371
[3]	Clark County School District GO	3.000%	6/15/25	415	429
[1,2,4]	Clark County School District GO TOB VRDO	1.450%	8/4/22	3,870	3,870
[1,2]	Clark County School District GO TOB VRDO	1.450%	8/4/22	10,055	10,055
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,207
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	534
[1,2]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	1.410%	8/4/22	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,503
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/24	150	145
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/26	225	207
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,600	1,628
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	4,890
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,260
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	123
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	73
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	572
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	318
[1,2]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	1.360%	8/4/22	2,500	2,500
	Nevada COP	5.000%	4/1/26	605	627
	Nevada GO	5.000%	3/1/23	140	143
	Nevada GO	5.000%	4/1/23	65	66
	Nevada GO	5.000%	5/1/23	2,080	2,134
	Nevada GO	5.000%	4/1/24	5,320	5,619
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	146
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	54
[1]	Nevada Housing Division Multi Unit Housing Summit Club TOB VRDO	1.580%	8/4/22	14,250	14,250
	Washoe County School District GO	5.000%	6/1/23	1,695	1,744
	Washoe County School District GO	5.000%	6/1/25	500	544
					143,767
New Hampshire (0.1%)
[6]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	815
[6]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	950
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,635	5,679
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	227
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	294
	New Hampshire GO	5.000%	3/1/25	25	27
[1,2]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	1.390%	8/4/22	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	2,870	3,003
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,204
					22,719
New Jersey (4.4%)
[4]	Atlantic County NJ GO	3.000%	10/1/22	810	812
	Avalon Borough NJ BAN GO	2.000%	2/10/23	12,088	12,096
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,120	4,122
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,223
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,281
	Bergen County NJ GO	2.000%	6/1/24	460	461
	Bergen County NJ GO	2.000%	6/1/25	460	461
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	7,227	7,227
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,600	10,616
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	750	762
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	675	712
[4]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	506
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	842
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,488
[3]	Clifton Board Of Education GO	2.000%	8/15/27	1,915	1,905
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,243
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,498
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,600
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,075	7,065
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	78
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	383
[4]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,105
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,148
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,127
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,928	3,928
	Haworth Borough NJ GO	2.000%	8/1/22	450	450
	Hoboken NJ GO	1.500%	9/15/22	4,545	4,544
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	201
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,325
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	726
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,297
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,375
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,851
[1,2]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.380%	8/5/22	1,730	1,730
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	2,300	2,300
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	34,450	34,748
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	36,800	37,026
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,696
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,498
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,791
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,763
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	760	769
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	800
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	821
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	572
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,415	4,448
	Morris County NJ GO	2.000%	2/1/23	1,945	1,950
	Morris County NJ GO	3.000%	2/1/24	3,055	3,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morris County NJ GO	3.000%	2/1/25	1,490	1,535
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	533
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	492
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	650	668
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,170	9,340
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	250	251
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,350	2,414
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	72
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	845	868
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	139
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	363
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	3,355	3,415
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,710
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	168
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	4,990	5,077
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,766
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	188
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	284
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,495	1,520
[5]	New Jersey Economic Development Authority Appropriations Revenue	2.930%	3/1/28	500	500
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	1.370%	8/4/22	18,310	18,310
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	1.370%	8/4/22	9,805	9,805
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	1.410%	8/5/22	15,650	15,650
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	1,270	1,274
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	775	777
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	4,955	5,055
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,485	2,535
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	1,035	1,056
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	372
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	700	720
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	7,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	8,804
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	8,466
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,813
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	3,750	4,116
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,023
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,630	1,692
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	10,079
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	10,000	11,020
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	963
[1,2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	1.370%	8/4/22	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	635	638
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	125
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	545
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	205
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	272
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,223
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	213
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	376
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	810
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	179
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	369
	New Jersey GO	4.000%	6/1/23	22,065	22,489
	New Jersey GO	5.000%	6/1/23	750	771
	New Jersey GO	5.000%	6/1/23	1,775	1,824
	New Jersey GO	5.000%	6/1/23	1,000	1,027
	New Jersey GO	5.000%	6/1/24	42,340	44,776
	New Jersey GO	5.000%	6/1/25	30,595	33,131
	New Jersey GO	5.000%	6/1/25	1,670	1,808
	New Jersey GO	5.000%	6/1/26	14,380	15,880
	New Jersey GO, Prere.	5.000%	6/1/25	500	544
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,509
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	3,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,897
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	605
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,278
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,286
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	235	245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,250	4,624
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	11,485	12,131
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	8/4/22	3,610	3,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,529
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	40	42
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	15	16
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	176
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,660
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,450
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,823
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,652
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,473
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,951
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,395
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	2.530%	11/1/28	7,185	7,245
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	1.350%	8/5/22	26,935	26,935
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,257
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,700
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	470	496
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	771
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	789
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,173
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,621
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,471
[1,2,4]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	1.500%	8/4/22	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,110	4,163
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,541
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,399
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,675	2,712
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,479
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	60	58
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	865	900
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,212
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,910	3,038
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,768
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,633
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,040	1,127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	487
[1,2]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	1.370%	8/4/22	10,385	10,385
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,213
[7]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	152
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,516
	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	214
[9,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	462
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	1.360%	8/4/22	1,505	1,505
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/23	670	679
[9]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	510
[5]	New Jersey Turnpike Authority Highway Revenue PUT, 1M USD LIBOR + 0.750%	1.949%	1/1/23	1,385	1,385
[1,2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.390%	8/4/22	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.430%	8/4/22	6,800	6,800
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.480%	8/4/22	8,335	8,335
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.480%	8/4/22	5,745	5,745
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.480%	8/4/22	3,635	3,635
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	780	792
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	515	523
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	155	157
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	185	188
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	90
	New Providence Borough NJ	4.000%	7/27/23	4,500	4,551
	Newark Board of Education GO	5.000%	7/15/23	300	310
	Newark Board of Education GO	5.000%	7/15/24	475	502
[4]	Newark Board of Education GO	5.000%	7/15/25	125	136
[4]	Newark Board of Education GO	5.000%	7/15/26	150	167
[3]	Newark NJ GO	5.000%	10/1/23	320	331
[3]	Newark NJ GO	5.000%	10/1/24	325	345
[3]	Newark NJ GO	5.000%	10/1/25	300	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ocean City NJ GO	3.000%	9/15/27	1,990	2,053
	Ocean County NJ GO	5.000%	8/1/22	500	500
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,672
	Passaic County NJ GO	1.250%	11/1/22	680	680
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,686
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,023
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,904
[4]	Perth Amboy NJ GO	5.000%	3/15/23	800	817
[4]	Perth Amboy NJ GO	5.000%	3/15/24	250	263
[4]	Perth Amboy NJ GO	5.000%	3/15/25	250	269
[4]	Perth Amboy NJ GO	5.000%	3/15/26	250	276
[6]	Secaucus NJ	4.000%	8/4/23	18,584	18,830
	Secaucus NJ BAN GO	1.000%	8/5/22	14,375	14,374
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	252
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,145
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,410	1,422
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,443
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	843
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,397
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,853
	Township of Maplewood NJ	4.000%	7/27/23	8,300	8,416
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,100	3,103
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,844	8,836
[4]	Trenton NJ GO	4.000%	2/1/24	720	743
[4]	Trenton NJ GO	4.000%	2/1/25	725	762
[4]	Trenton NJ GO	4.000%	2/1/26	700	748
[1,2]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	1.360%	8/4/22	2,000	2,000
	Union Township Board of Education GO	5.000%	1/1/23	555	563
	Union Township Board of Education GO	5.000%	1/1/24	550	575
	Union Township Board of Education GO	5.000%	1/1/25	550	591
	Union Township Board of Education GO	5.000%	1/1/26	520	573
	University of New Jersey Rutgers CP	1.400%	9/21/22	18,134	18,131
	Verona Township NJ BAN GO	1.000%	10/28/22	5,388	5,379
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,076
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,084
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,111
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,481
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	44,000	44,329
					942,285
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	225
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	925
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	2,043
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	155
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,190
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	799
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	280	307
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	140
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,233
	Albuquerque NM GO	5.000%	7/1/24	5,380	5,718
	Albuquerque NM GO	4.000%	7/1/25	500	532
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,785	1,610
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,373
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	55,130	58,520
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	2,575	2,650
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,272
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,669
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	4,245	4,505
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	547
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,368
	New Mexico GO	5.000%	3/1/23	40	41
	New Mexico GO	5.000%	3/1/24	155	163
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	308
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	524
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	535
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,856
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,005
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	19,649
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	460	470
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	625	645
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	340	355
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	21,276
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	106
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	75	80
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	21,000	22,943
					177,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York (15.4%)
	Albany City School District BAN GO	4.000%	6/29/23	15,576	15,791
	Albany County NY GO	5.000%	11/1/22	950	958
	Albany County NY GO	5.000%	11/1/23	750	782
	Albany County NY GO	5.000%	11/1/24	850	913
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,519
	Amherst NY BAN GO	1.500%	11/4/22	8,000	7,997
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	177
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,867
	Battery Park City Authority Miscellaneous Revenue VRDO	1.440%	8/4/22	26,000	26,000
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/23	260	259
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	736
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	861
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	698
	Carmel NY BAN GO	1.250%	9/30/22	4,000	3,998
	Clarence Central School District	4.000%	7/26/23	1,440	1,463
	Connetquot Central School District of Islip	3.500%	7/26/23	17,637	17,841
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	179
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	345
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	541
	East Islip Union Free School District GO	3.500%	6/27/23	20,839	20,990
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	144
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	216
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,441
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	2,007
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,112
	Fairport Central School District	3.500%	7/21/23	21,635	21,913
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	150	151
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	247
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	435
	Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,579
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	105
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	375	382
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	19,150	18,353
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,600	1,604
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,610	28,025
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	29,065
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	6,285	5,913
[5]	Long Island Power Authority Electric Power & Light Revenue PUT, 1M USD LIBOR + 0.750%	1.949%	10/1/23	2,500	2,500
	Mahopac Central School District	4.000%	7/28/23	6,370	6,464
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	130
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,770
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,480	1,495
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	910	919
[5]	Metropolitan Transportation Authority PUT	1.698%	11/1/22	1,965	1,959
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,735	1,751
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,785	2,895
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	707
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/24	1,730	1,743
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,945	4,987
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	561
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	656
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,517
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,381
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,895
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,867
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,187
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	6,203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,205
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	7,550	7,571
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,835	22,045
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	14,760	14,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,845	11,289
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,853
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,085	17,965
[5]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	1.698%	11/1/22	1,000	997
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	1.575%	4/1/24	6,610	6,511
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.078%	4/1/24	12,960	12,767
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	1.825%	4/1/26	3,000	2,909
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	1.760%	2/1/25	9,500	9,374
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	11/15/22	15,370	15,336
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	1.858%	4/1/24	10,450	10,202
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.370%	8/4/22	18,230	18,230
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.430%	8/4/22	20,000	20,000
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.450%	8/4/22	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.380%	8/5/22	5,000	5,000
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.380%	8/5/22	9,785	9,785
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.370%	8/4/22	33,970	33,970
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	175	180
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	37
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	102
[5]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	1.928%	11/1/23	6,860	6,759
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	476
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	760
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,908
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	500
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	162
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	265	275
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,065	1,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	375
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	500	544
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	461
[3]	Nassau County NY GO	5.000%	7/1/23	2,000	2,060
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,105	3,105
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,476
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,815
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,082
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,563
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	219
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	551
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	542
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,854
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,531
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,943
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	165	170
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,546
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	25,385	25,208
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,730	2,730
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	43,600	43,679
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,508
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,190	13,857
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	625	598
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,070	7,824
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	12,315	11,655
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	22,800	21,436
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,425	7,001
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	15,820	14,861
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.430%	8/3/22	41,225	41,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.430%	8/3/22	51,700	51,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.410%	8/4/22	6,700	6,700
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.420%	8/4/22	30,000	30,000
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,210	1,260
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,150
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	663
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/24	1,625	1,697
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	290	308
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	660	669
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	1,635	1,709
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	510	533
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	260	272
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	1,545	1,687
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	2,000	2,239
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.360%	8/4/22	625	625
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	8/1/22	17,125	17,125
[1,2]	New York City NY GO TOB VRDO	1.930%	8/1/22	13,700	13,700
[1,2]	New York City NY GO TOB VRDO	1.360%	8/4/22	15,750	15,750
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.350%	8/4/22	26,000	26,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.360%	8/4/22	25,000	25,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.360%	8/4/22	6,440	6,440
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.360%	8/4/22	4,500	4,500
[1,2]	New York City NY Municipal Water Finance Authority Water Revenue TOB VRDO	1.360%	8/4/22	2,465	2,465
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,530	4,530
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	1,125	1,125
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,325	4,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	8,760	8,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	36
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	100	103
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	133
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	1.360%	8/4/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	46
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	21
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	532
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/23	825	840
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	1,455	1,459
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	78
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	63
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/24	75	76
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	895	897
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	122
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	205	218
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	2.000%	11/1/24	40	40
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/25	1,310	1,332
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	135	135
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	9,081
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,113
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	1,000	1,003
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	119
	New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue, ETM	5.000%	7/15/23	200	207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,875	1,875
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	15,625
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	20,905	20,905
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	267
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	29,676

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	105	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	790	817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	120	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	400	417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	703
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	948
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	500	513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	5,790	6,221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	9,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	105	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,788
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	13,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	635	640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	250	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	7,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,639
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	270	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,477
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.360%	8/4/22	8,000	8,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.360%	8/4/22	33,275	33,275
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.360%	8/4/22	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/22	7,715	7,715
[3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	1.240%	8/4/22	9,000	9,000
[3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	1.750%	8/5/22	50,425	50,425
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	460	466
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	84
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	675	684
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	191
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	260	266
	New York City Water & Sewer System Water Revenue VRDO	1.880%	8/1/22	3,200	3,200
	New York City Water & Sewer System Water Revenue VRDO	1.890%	8/1/22	11,585	11,585
	New York City Water & Sewer System Water Revenue VRDO	1.580%	8/4/22	20,000	20,000
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	860
	New York City Water & Sewer Water Revenue	5.000%	6/15/24	730	740
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	1.630%	8/4/22	5,200	5,200
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	1.360%	8/4/22	12,815	12,815
	New York GO	4.000%	3/1/23	75	76
	New York GO VRDO	1.890%	8/1/22	6,110	6,110
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	2,815	2,815
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	1,280	1,280
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	4,000	4,000
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	8,325	8,325
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.380%	8/4/22	10,000	10,000
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.390%	8/4/22	13,949	13,949
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	1.400%	8/3/22	18,470	18,470
	New York NY GO	5.000%	8/1/22	330	330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/22	210	210
New York NY GO	5.000%	8/1/22	3,550	3,550
New York NY GO	5.000%	8/1/22	18,850	18,850
New York NY GO	5.000%	8/1/22	39,950	39,950
New York NY GO	5.000%	8/1/22	3,050	3,050
New York NY GO	5.000%	8/1/22	30,160	30,160
New York NY GO	5.000%	8/1/22	9,595	9,595
New York NY GO	5.000%	8/1/22	13,540	13,540
New York NY GO	5.000%	8/1/22	50	50
New York NY GO	4.000%	12/1/22	1,650	1,664
New York NY GO	5.000%	3/1/23	2,000	2,041
New York NY GO	4.000%	8/1/23	305	313
New York NY GO	5.000%	8/1/23	150	150
New York NY GO	5.000%	8/1/23	75	78
New York NY GO	5.000%	8/1/23	100	102
New York NY GO	5.000%	8/1/23	2,075	2,147
New York NY GO	5.000%	8/1/23	100	103
New York NY GO	5.000%	8/1/23	240	248
New York NY GO	5.000%	8/1/23	1,725	1,785
New York NY GO	5.000%	8/1/23	3,070	3,176
New York NY GO	5.000%	8/1/23	5,005	5,020
New York NY GO	5.000%	8/1/23	50	52
New York NY GO	5.000%	8/1/23	400	414
New York NY GO	5.000%	8/1/23	1,725	1,785
New York NY GO	5.000%	8/1/23	885	916
New York NY GO	5.000%	8/1/23	1,415	1,464
New York NY GO	5.000%	8/1/23	140	145
New York NY GO	5.000%	8/1/23	2,250	2,328
New York NY GO	5.000%	8/1/23	1,070	1,107
New York NY GO	5.000%	8/1/23	1,000	1,003
New York NY GO	5.000%	3/1/24	885	932
New York NY GO	5.000%	6/1/24	170	180
New York NY GO	4.000%	8/1/24	100	105
New York NY GO	5.000%	8/1/24	150	150
New York NY GO	5.000%	8/1/24	1,475	1,523
New York NY GO	5.000%	8/1/24	230	245
New York NY GO	5.000%	8/1/24	80	85
New York NY GO	5.000%	8/1/24	230	245
New York NY GO	5.000%	8/1/24	45	48
New York NY GO	5.000%	8/1/24	1,005	1,071
New York NY GO	5.000%	8/1/24	3,220	3,431
New York NY GO	5.000%	8/1/24	2,955	3,149
New York NY GO	5.000%	8/1/24	1,805	1,923
New York NY GO	5.000%	8/1/24	1,615	1,721
New York NY GO	5.000%	8/1/24	3,855	4,108
New York NY GO	5.000%	8/1/24	125	133
New York NY GO	5.000%	8/1/24	50	53
New York NY GO	5.000%	8/1/24	1,015	1,082
New York NY GO	5.000%	8/1/24	150	160
New York NY GO	5.000%	8/1/24	13,150	14,012
New York NY GO	5.000%	8/1/24	2,255	2,328
New York NY GO	5.000%	8/1/24	255	259
New York NY GO	5.000%	8/1/24	3,935	4,062
New York NY GO	5.000%	8/1/24	595	634
New York NY GO	5.000%	8/1/24	170	173
New York NY GO	5.000%	2/15/25	525	568
New York NY GO	5.000%	8/1/25	155	155
New York NY GO	5.000%	8/1/25	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/25	3,960	4,201
	New York NY GO	5.000%	8/1/25	2,290	2,429
	New York NY GO	5.000%	8/1/25	1,850	1,991
	New York NY GO	5.000%	8/1/25	435	476
	New York NY GO	5.000%	8/1/25	1,870	2,046
	New York NY GO	5.000%	8/1/25	80	82
	New York NY GO	5.000%	8/1/25	195	201
	New York NY GO	5.000%	8/1/25	3,050	3,338
	New York NY GO	5.000%	8/1/25	1,500	1,570
	New York NY GO	5.000%	8/1/25	50	51
	New York NY GO	5.000%	8/1/25	4,405	4,820
	New York NY GO	5.000%	8/1/25	1,605	1,609
	New York NY GO	5.000%	8/1/25	8,100	8,864
	New York NY GO	5.000%	12/1/25	2,200	2,357
	New York NY GO	5.000%	3/1/26	2,000	2,097
	New York NY GO	5.000%	3/1/26	1,030	1,143
	New York NY GO	5.000%	3/1/26	200	204
[3]	New York NY GO	1.200%	8/1/26	23,250	23,250
[3]	New York NY GO	1.350%	8/1/26	23,150	23,150
[3]	New York NY GO	1.750%	8/1/26	19,525	19,525
	New York NY GO	5.000%	8/1/26	1,345	1,486
	New York NY GO	5.000%	8/1/26	1,785	2,000
	New York NY GO	5.000%	8/1/26	1,135	1,272
	New York NY GO	5.000%	8/1/26	1,675	1,876
	New York NY GO	5.000%	8/1/26	10,755	12,051
	New York NY GO	5.000%	8/1/26	2,830	2,914
[14]	New York NY GO	1.750%	10/1/27	14,475	14,475
[3]	New York NY GO	1.450%	1/1/32	21,350	21,350
[3]	New York NY GO	1.370%	6/1/36	10,650	10,650
[3]	New York NY GO	1.400%	6/1/36	14,525	14,525
[1,2]	New York NY GO TOB VRDO	1.360%	8/4/22	3,250	3,250
[1,2]	New York NY GO TOB VRDO	1.360%	8/4/22	5,000	5,000
[1,2]	New York NY GO TOB VRDO	1.360%	8/4/22	3,400	3,400
	New York NY GO VRDO	1.750%	8/1/22	17,045	17,045
[2]	New York NY GO VRDO	1.890%	8/1/22	10,530	10,530
[2]	New York NY GO VRDO	1.890%	8/1/22	18,400	18,400
	New York NY GO VRDO	1.900%	8/1/22	11,000	11,000
	New York NY GO VRDO	1.930%	8/1/22	7,550	7,550
	New York NY GO VRDO	1.420%	8/4/22	14,005	14,005
[2]	New York NY GO VRDO	1.550%	8/4/22	47,805	47,805
	New York NY GO VRDO	1.720%	5/1/52	18,700	18,700
	New York NY GO, Prere.	5.000%	3/1/23	115	117
	New York NY GO, Prere.	5.000%	3/1/23	190	194
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	540	548
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	581
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	537
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	551
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	52
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	90
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	268
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.360%	8/4/22	4,785	4,785
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	52
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	120	124
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	593
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	105
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	409
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	386
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	463
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,089
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	150	155
[1,2,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	5,046
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	355	362
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	4,942
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	250	255
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	90	92
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	810	825
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	290	296
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,275	2,325
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	660	669
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	165	173
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,415	1,443
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,194
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	8,000	8,425
[9]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,061
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	17,194
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	5,155	5,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	350	367
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	54
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	600	649
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	9,806
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/25	905	916
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,310	1,453
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	10,558
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,078
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,500	2,529
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	7,255	7,866
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	24,273
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	3,690	4,183
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	7,550	7,550
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	6,185	6,185
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	5,580	5,580
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,000	4,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,810	4,810
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	2,960	2,960
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	6,805	6,805
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	6,585	6,585
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,605	4,605
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	816
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	585	598
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	310	317
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	39,030	39,894
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	315	322
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	763
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	610
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	53
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	24,220
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,414
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,834
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,556
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	24,620	26,749
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	750	760
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	185	189
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/24	105	111
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	963
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	4,912
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	1.360%	8/4/22	41,800	41,800
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	1.360%	8/4/22	19,500	19,500
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	100	107
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	405
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	615
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	100	110
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,021
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,078
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	358
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,405	1,413
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,900	1,974
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,270	1,358
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	1,060	1,165
[7]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	52
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	1.360%	8/4/22	25,520	25,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/23	250	254
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	400	409
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	435	445
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	620	634
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	410	419
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	980	1,002
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	485	496
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	940	962
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	265	279
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	200	211
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	355	374
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	745	808
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	4,130	4,341
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	700	759
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	480	521
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,403
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	1,535	1,676
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.360%	8/4/22	4,405	4,405
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.360%	8/4/22	6,500	6,500
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	185	189
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	175	179
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	155	158
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	515	526
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	125	128
	New York State Dormitory Authority School & District Revenue	5.000%	10/1/24	1,000	1,005
[4]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/25	4,500	4,944
	New York State Dormitory Authority School & District Revenue	5.000%	7/1/26	100	110
[4]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/26	3,575	4,017
	New York State Dormitory Authority School & District Revenue	5.000%	7/1/27	100	112
	New York State Dormitory Authority School & District Revenue	5.000%	7/1/28	100	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,046
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	120	124
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	96
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,822
[1,2]	New York State Housing Finance agency	1.530%	11/1/41	20,000	20,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,460	2,466
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,300	6,317
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,356
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,545	4,536
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,325	3,325
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	4,200	4,226
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,490	1,483
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	26,705	26,602
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,655	13,602
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	50	50
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,640	6,708
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,705
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,954
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,565	4,539
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,835
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,584
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,750	17,388
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,488
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,650
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,379
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	11,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,740
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	866
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,435	4,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,759
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	2,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,494
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,578
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,185	12,989
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	8,885	8,753
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,000	56,153
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,000	7,019
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.430%	8/3/22	10,725	10,725
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.430%	8/3/22	62,700	62,700
[1,2,3]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	1.450%	8/4/22	1,500	1,500
[1,2,3]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue	1.450%	5/1/52	5,625	5,625
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	140
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/24	375	375
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/25	175	175
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	715	725
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	600	609
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	146
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,872
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	162
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,433
[1,2]	New York State Thruway Authority Income Tax Revenue	1.360%	3/15/40	14,015	14,015
[1]	New York State Thruway Authority Income Tax Revenue	1.360%	3/15/43	2,750	2,750
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	1.360%	8/4/22	18,535	18,535
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	1.390%	8/4/22	4,000	4,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	300	307
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	740	756
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,671
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	2,100	2,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	445	455
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	60	61
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,628
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,227
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	885
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,270	2,322
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,200	3,371
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,515
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	15,040	15,843
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	200	205
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	100	105
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	160	173
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,413
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	7,145	7,735
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	6,664
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.350%	8/4/22	12,455	12,455
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.360%	8/4/22	7,745	7,745
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.360%	8/4/22	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.360%	8/4/22	3,425	3,425
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.360%	8/4/22	7,500	7,500
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,215	7,600
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	415
	Niskayuna Central School District GO	4.000%	6/29/23	13,050	13,247
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	10,000	10,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.400%	8/4/22	23,000	23,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.830%	5/1/47	17,800	17,800
[4]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,029
[3]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,088
[3]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,114
	Port Authority of New York & New Jersey CP	1.450%	8/2/22	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	54
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	140	146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,250	1,356
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,650	5,064
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.350%	8/4/22	9,750	9,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.350%	8/4/22	5,240	5,240
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.360%	8/4/22	8,540	8,540
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.360%	8/4/22	2,500	2,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.410%	8/4/22	1,315	1,315
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.410%	8/4/22	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.360%	8/5/22	530	530
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,970	33,969
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	206
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	8,285	8,888
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	667
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,148	6,146
	Southold NY BAN GO	1.250%	9/22/22	3,000	2,998
[3]	Suffolk County NY GO	4.000%	10/15/22	6,680	6,712
[3]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,102
[4]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,819
[3]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,675
[3]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,440
[3]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,644
[3]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,490
[4]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,970
[3]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,100
[3]	Suffolk County NY GO	5.000%	5/15/25	7,390	7,988
[4]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,173
[3]	Suffolk County NY GO	5.000%	11/1/25	8,950	9,780
[4]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,245
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	115	118
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	172
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,530	1,545
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	91
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	360
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	200	205
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	2,695	2,721
	Triborough Bridge & Tunnel Authority Highway Revenue PUT	5.000%	5/15/26	580	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.580%	11/15/24	15,860	15,837
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.970%	8/1/22	3,800	3,800
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	253
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	17,970	17,878
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	7,400	7,308
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	16,655	18,393
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.390%	8/4/22	2,082	2,082
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.360%	8/4/22	6,000	6,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.360%	8/4/22	2,730	2,730
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.380%	8/4/22	5,560	5,560
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.380%	8/4/22	4,500	4,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.380%	8/4/22	4,810	4,810
[5]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.405%	2/1/24	2,350	2,304
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,625
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,295
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,583
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	63
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	547
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	11,997
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	470	476
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	825	849
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,325
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	505	520
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	150	157
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,201
	Vestal Central School District	3.500%	6/29/23	12,560	12,684
	Victor Central School District	4.000%	6/30/23	13,290	13,494
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,843
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	290	292
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,310
	Yonkers NY GO	5.000%	9/1/23	1,305	1,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Yonkers NY GO	5.000%	3/15/24	250	263
[4]	Yonkers NY GO	5.000%	10/15/24	360	384
[4]	Yonkers NY GO	5.000%	9/1/25	750	816
[3]	Yonkers NY GO	5.000%	3/15/26	500	550
					3,284,099
North Carolina (1.4%)
	Alamance County NC GO	5.000%	5/1/25	7,410	8,058
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,132
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	295
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	217
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,101
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	314
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	398
	Charlotte NC (Transit Project) COP	5.000%	6/1/28	1,000	1,166
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,350
	Charlotte NC GO	5.000%	6/1/24	75	80
[1,2]	Charlotte NC Lease (Appropriation) Revenue COP TOB VRDO	1.390%	6/1/48	205	205
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,217
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/23	140	142
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	100	102
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,512
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	460	469
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	17,870	19,125
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,328
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.870%	8/1/22	1,935	1,935
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	8/4/22	20,000	20,000
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	505	513
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	811
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	836
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,104
	Durham County NC GO	4.000%	6/1/24	3,095	3,229
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,712
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	3,930
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,432
	Guilford County NC GO	5.000%	3/1/23	100	102
	Guilford County NC GO	5.000%	2/1/25	10	11
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	429
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	542
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	430
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,170
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	9,877
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,776
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	100	102
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	350
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	403
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,195
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,604
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	1,960
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,293
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,530
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	15,542
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	51
	North Carolina Appropriations Revenue	5.000%	5/1/23	895	918
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	116
	North Carolina Appropriations Revenue	5.000%	5/1/25	340	359
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	150
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	258
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	1.360%	8/4/22	2,280	2,280
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.750%	9/1/22	31,335	31,333
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.250%	1/1/23	140	143
	North Carolina GO	5.000%	6/1/23	1,655	1,704
	North Carolina GO	5.000%	6/1/25	10	11
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	395	403
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	115	117
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	105
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,756
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,676
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	1.360%	8/4/22	850	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	186
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	110
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	203
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	243
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	478
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	746
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	857
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	122
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,260
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	290	317
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/4/22	9,745	9,745
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.470%	8/3/22	18,715	18,715
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.400%	8/4/22	5,430	5,430
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	350	352
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	99
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,511
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,329
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	100	101
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,980	13,544
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	25
	Raleigh NC GO	5.000%	9/1/22	2,000	2,006
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	329
[5]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	2.178%	12/1/41	27,100	26,913
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,295	4,308
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	54
	Wake County NC GO	5.000%	3/1/23	5,000	5,103
	Wake County NC GO	5.000%	3/1/24	90	95
	Wake County NC GO	5.000%	3/1/24	1,395	1,470
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,112
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,592
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	471
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	506
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	543
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	594
					303,053
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,904
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	83
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	132
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	119
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	140	153
[5]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.530%	7/1/24	1,235	1,235
[1,2]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	1.380%	8/4/22	5,095	5,095
	West Fargo ND GO	4.000%	5/1/24	465	481
					11,202
Ohio (3.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	347
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	382
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	273
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	418
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	736
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	1.450%	8/4/22	8,005	8,005
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	358
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/22	350	353
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	371
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	258
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	361
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	388
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	502
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	1,004
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	3,750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	404
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	572
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	69
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,238
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	5,690	5,690
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,117
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,689
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,682
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	151
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,665	7,415
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	758
[4]	Celina City School District GO	4.000%	12/1/22	150	151
[4]	Celina City School District GO	5.000%	12/1/25	285	313
[7]	Cincinnati City School District GO	5.250%	12/1/23	90	94
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,692
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	313
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	210	213
	Cleveland OH GO	2.000%	12/1/22	300	300
	Cleveland OH GO	4.000%	12/1/22	350	353
	Cleveland OH GO	5.000%	12/1/22	780	789
	Cleveland OH GO	3.000%	12/1/23	605	616
	Cleveland OH GO	4.000%	12/1/23	500	515
	Cleveland OH GO	2.000%	12/1/24	350	352
	Cleveland OH GO	3.000%	12/1/25	250	259
	Cleveland OH GO	2.000%	12/1/26	500	501
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	163
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	138
[1,2]	Cleveland-Cuyahoga County Port Authority Revenue VRDO	1.430%	8/1/47	3,750	3,750
[4]	Cloverleaf Local School District COP	3.000%	12/1/22	355	357
[4]	Cloverleaf Local School District COP	3.000%	12/1/24	270	277
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH GO	5.000%	4/1/23	1,485	1,520
	Columbus OH GO	5.000%	4/1/23	1,500	1,535
	Columbus OH GO	5.000%	7/1/23	670	691
	Columbus OH GO	5.000%	2/15/24	155	163
	Columbus OH GO	5.000%	4/1/24	800	845
	Columbus OH GO	5.000%	4/1/24	8,000	8,452
	Columbus OH GO	5.000%	4/1/24	1,650	1,743
	Columbus OH GO	5.000%	4/1/24	1,060	1,120
	Columbus OH GO	4.000%	8/15/24	2,415	2,530
	Columbus OH GO	5.000%	2/15/25	75	79
	Columbus OH GO	5.000%	4/1/25	25	27
	Columbus OH GO	5.000%	4/1/25	2,500	2,713
	Columbus OH GO	5.000%	4/1/25	5,250	5,698
	Columbus OH GO	5.000%	4/1/26	12,500	13,922
	Columbus OH GO, Prere.	5.000%	7/1/23	525	542
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	463
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	487
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	270
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	52
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	110
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	652
[1,2]	Cuyahoga OH COP TOB VRDO	1.430%	8/5/22	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	214
	Dayton Metro Library GO	4.000%	12/1/25	630	675
	Dayton Metro Library GO	4.000%	12/1/26	640	697
	Fairborn City School District GO	4.000%	12/1/24	210	221
	Fairborn City School District GO	4.000%	12/1/26	200	217
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	204
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	442
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	487
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	517
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	1.400%	11/1/22	26,495	26,478
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.400%	8/3/22	25,000	25,000
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	1.390%	8/4/22	2,745	2,745
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	191
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	225	237
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.340%	8/4/22	12,080	12,080
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.360%	8/4/22	23,000	23,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,424
[4]	Hillsdale Local School District COP	4.000%	12/1/23	675	695
[4]	Hillsdale Local School District COP	4.000%	12/1/24	625	655
[4]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,192
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,015
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	1.390%	8/4/22	47,000	47,000
	Kenton City School District GO	4.000%	11/1/23	165	170
	Kenton City School District GO	4.000%	11/1/24	190	199
[1,2]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	18,950	18,950
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	107
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,260	2,470
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,248
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,287
	Lebanon City School District GO	2.000%	12/1/22	100	100
	Lebanon City School District GO	2.000%	12/1/23	130	131
	Lebanon City School District GO	3.000%	12/1/25	130	135
[4]	Lorain OH GO	4.000%	12/1/23	300	309
[4]	Lorain OH GO	4.000%	12/1/25	260	277
	Mayfield Heights OH	3.000%	7/20/23	6,750	6,774
	Miami University OH College & University Revenue	5.000%	9/1/23	850	881
	Miami University OH College & University Revenue	5.000%	9/1/24	340	362
	Miami University OH College & University Revenue	5.000%	9/1/25	300	327
	Miami University OH College & University Revenue	5.000%	9/1/25	390	425
	Miami University OH College & University Revenue	5.000%	9/1/26	410	457
	Miami University OH College & University Revenue	5.000%	9/1/27	190	216
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	153
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	155
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	225
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	184
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	323
[4]	Midview Local School District COP	4.000%	11/1/22	615	619
[4]	Midview Local School District COP	4.000%	11/1/23	1,160	1,190
[4]	Midview Local School District COP	4.000%	11/1/24	1,205	1,254
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	124
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,059
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	323
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/22	100	101
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	106
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	275
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	50	51
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,000	12,324
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	54
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	8,880
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	2,949
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,154
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.000%	1/1/34	10,500	10,802
	Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	10,840	11,152
	Ohio Appropriations Revenue	5.000%	12/1/23	695	726
	Ohio Appropriations Revenue	5.000%	12/1/24	510	548
	Ohio Appropriations Revenue	5.000%	12/1/25	510	562
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	501
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	518
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	324
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	233
	Ohio GO	5.000%	9/15/22	9,865	9,908
	Ohio GO	5.000%	12/15/22	7,980	8,086
	Ohio GO	5.000%	5/1/23	10,945	11,233
	Ohio GO	5.000%	5/1/23	2,035	2,089
	Ohio GO	5.000%	5/1/23	275	282
	Ohio GO	5.000%	6/15/23	5,000	5,152
	Ohio GO	5.000%	6/15/23	500	515
	Ohio GO	5.000%	8/1/23	4,700	4,863
	Ohio GO	5.000%	9/1/23	255	265
	Ohio GO	5.000%	9/15/23	150	156
	Ohio GO	5.000%	3/1/24	150	158
	Ohio GO	5.000%	5/1/24	2,135	2,260
	Ohio GO	5.000%	5/1/24	625	662
	Ohio GO	5.000%	6/15/24	430	457
	Ohio GO	5.000%	8/1/24	10,240	10,919
	Ohio GO	5.000%	8/1/24	23,325	24,873
	Ohio GO	5.000%	8/1/24	700	746
	Ohio GO	5.000%	9/1/24	75	80
	Ohio GO	5.000%	9/15/24	60	64
	Ohio GO	5.000%	9/15/24	10,205	10,921
	Ohio GO	5.000%	11/1/24	60	64
	Ohio GO	5.000%	6/15/25	660	721
	Ohio GO	5.000%	8/1/25	6,215	6,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	8/1/25	9,615	10,542
	Ohio GO	5.000%	9/1/25	390	429
	Ohio GO	5.000%	9/15/25	3,500	3,850
	Ohio GO	5.000%	5/1/26	725	810
	Ohio GO	5.000%	6/15/26	1,015	1,136
	Ohio GO	5.000%	8/1/26	6,725	7,552
	Ohio GO	5.000%	9/15/26	4,000	4,505
	Ohio GO	5.000%	5/1/27	230	263
	Ohio GO	5.000%	5/1/28	220	256
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio GO, ETM	5.000%	8/1/25	20	22
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	157
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,667
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	382
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	263
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,377
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	54
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,140	2,171
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	120	122
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	285	289
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	445
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,171
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,834
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	151
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	508
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,855	7,344
[5]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.730%	6/1/23	4,100	4,096
	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	2.000%	8/1/22	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	8/1/22	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	8/1/22	10,875	10,875
[6]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/23	1,450	1,470
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	399
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	514
[6]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	963
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	444
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	307
[6]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	1,032
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	554
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	276
[6]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	584
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	242
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	109
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	469
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/22	1,090	1,103
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,320
	Ohio Higher Educational Facility Commission CP	1.380%	10/4/22	22,650	22,642
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	165	168
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	245	246
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	761
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	178
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	766
[6]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	656
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	21,448
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,760
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,225	1,232
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,299
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,505
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,782
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	1,005
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,337
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,139
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,295
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	130	141
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,361
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,279
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	739
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	867
	Ohio Resource Recovery Revenue PUT	1.750%	9/1/22	7,665	7,664
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,204
	Ohio State University College & University Revenue	5.000%	12/1/23	335	350
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	1.360%	8/4/22	5,750	5,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	75	76
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,280
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	370	377
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,618
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,104
[6]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,075	1,202
[1,2]	Ohio Turnpike & Infrastructure Commission Highway Revenue TOB VRDO	1.430%	8/4/22	6,000	6,000
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	735	748
[1,2]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	1.390%	8/4/22	7,500	7,500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	2,023
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	255	262
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	99
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	154
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	2,008
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	802
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,337
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,670
	South-Western City School District GO	4.000%	12/1/22	1,390	1,402
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,665
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,733
	University of Akron College & University Revenue	5.000%	1/1/23	700	710
	University of Akron College & University Revenue	5.000%	1/1/24	535	559
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	263
[4]	Wright State University College & University Revenue	5.000%	5/1/23	515	528
[4]	Wright State University College & University Revenue	5.000%	5/1/25	490	530
					697,413
Oklahoma (0.2%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	32
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	318
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,140	1,207
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/23	225	232
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	475	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,790
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,062
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,735	1,736
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,130	2,144
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,309
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	536
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,122
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	4.000%	1/1/23	90	91
	Oklahoma OK GO	5.000%	3/1/24	490	516
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	254
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	197
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	288
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,057
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	137
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	528
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,052
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,175	1,178
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	539
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	185
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	230	250
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	195
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	209
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	222
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,345
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,631
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,516
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	237
					36,619
Oregon (0.6%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	90
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	141
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	181
	Deschutes Public Library District GO	4.000%	6/1/24	290	302
	Deschutes Public Library District GO	4.000%	6/1/25	395	420
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	525
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,775	6,099
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	700
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	351
[1,2]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	4,000	4,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	26
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	22,970	23,669
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	546
	Ohio GO	5.000%	8/1/22	1,005	1,005
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,133
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,450
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	42
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	950
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,538
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	54
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	340	365
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	54
[1,2]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	1.360%	8/4/22	7,500	7,500
	Oregon GO	4.000%	11/1/22	1,245	1,253
	Oregon GO	5.000%	11/1/22	2,270	2,290
	Oregon GO	5.000%	5/1/23	1,365	1,401
	Oregon GO	5.000%	11/1/23	1,205	1,257
	Oregon GO	5.000%	11/1/23	1,550	1,616
	Oregon GO	5.000%	5/1/24	1,345	1,424
	Oregon GO	5.000%	6/1/24	2,975	3,157
	Oregon GO	4.000%	6/1/25	1,415	1,504
	Oregon GO	5.000%	6/1/25	3,125	3,411
	Oregon GO	5.000%	5/1/26	1,000	1,086
	Oregon GO	5.000%	12/1/27	1,190	1,345
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	502
[1,2]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	16,800	16,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	0.810%	8/5/22	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	26
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,606
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,179
	Oregon State Lottery Revenue	5.000%	4/1/26	835	904
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	486
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,125
	Port of Morrow OR GO	4.000%	6/1/23	150	153
	Port of Morrow OR GO	4.000%	6/1/24	160	166
	Port of Morrow OR GO	4.000%	6/1/25	165	173
	Port of Morrow OR GO	4.000%	6/1/26	170	181
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	284
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	565
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,478
	Portland OR GO	5.000%	6/1/23	2,180	2,243
	Portland OR GO	5.000%	6/1/24	1,790	1,900
	Portland OR GO	5.000%	6/1/24	590	626
	Portland OR GO	5.000%	6/1/25	1,905	2,079
	Portland OR GO	5.000%	6/1/25	620	677
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/23	545	556
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	62
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	42
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,353
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	101
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	113
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	134
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	140
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	206
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	300
	Union County Hospital Facility Authority	5.000%	7/1/24	90	94
	Union County Hospital Facility Authority	5.000%	7/1/25	100	106
	Union County Hospital Facility Authority	5.000%	7/1/26	100	108
	Union County Hospital Facility Authority	5.000%	7/1/27	150	164
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/26	1,415	1,584
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/27	2,275	2,612
	Washington County OR GO	5.000%	6/1/24	1,110	1,178
	Washington County OR GO	5.000%	3/1/25	35	38
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,860	1,755
					129,854
Pennsylvania (4.3%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere. VRDO	2.000%	10/3/22	1,125	1,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	125	125
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	687
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	220	225
[6]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	518
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	501
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	311
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	509
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	446
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	150	151
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,485	2,535
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	4,295	4,420
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	743
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	50	54
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,611
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/15/27	90,910	89,933
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	1.700%	11/15/23	1,500	1,501
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	1.750%	11/15/24	1,000	993
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	1.810%	11/15/25	5,190	5,130
[5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	1.910%	11/15/26	2,000	1,973
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	312
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	54
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	500	551
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/22	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	102
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	276
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	164
[3]	Allentown City School District GO	4.000%	2/15/23	5,295	5,357
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	479
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	920
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	1,020
[3]	Altoona PA Sewer GO	5.000%	12/1/22	200	202
[3]	Altoona PA Sewer GO	5.000%	12/1/23	300	313
[4]	Armstrong School District GO	3.000%	3/15/23	400	403
[4]	Armstrong School District GO	3.000%	3/15/24	565	576
	Bensalem Township School District GO	3.000%	6/1/23	115	116
	Bensalem Township School District GO	3.000%	6/1/24	605	618
	Bensalem Township School District GO	4.000%	6/1/25	575	609
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,084
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	794
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	470
	Berks County PA GO	5.000%	11/15/22	575	581
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	1,490	1,435
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	1,765	1,700
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	1,465	1,411
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,160
[3]	Bethlehem PA GO	5.000%	12/1/22	300	304
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/22	865	869
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	514
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	522
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	531
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	559
[4]	Bristol Township School District GO	2.000%	6/1/23	300	301
[4]	Bristol Township School District GO	4.000%	6/1/25	125	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bucks County IDA College & University Revenue	5.000%	11/1/26	470	498
[6]	Bucks County IDA College & University Revenue	5.000%	11/1/22	485	488
[6]	Bucks County IDA College & University Revenue	5.000%	11/1/23	405	415
[6]	Bucks County IDA College & University Revenue	5.000%	11/1/24	430	447
[6]	Bucks County IDA College & University Revenue	5.000%	11/1/25	445	467
[6]	Bucks County IDA College & University Revenue	5.000%	11/1/27	580	617
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	212
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	268
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	463
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	528
[3]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	1.370%	8/4/22	11,915	11,915
[2]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	8/4/22	2,300	2,300
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	868
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,353
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,152
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	603
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,287
[1,2]	Chester County IDA Revenue TOB VRDO	1.730%	8/4/22	16,095	16,095
	Coatesville School District GO	5.000%	6/30/23	2,000	2,025
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,087
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	106
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	264
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	407
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	278
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	2,931
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	368
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	295	297
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	715	726
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	6,950	7,063
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	405	413
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	476
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	20,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	400
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	519
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	234
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	4,896
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	68
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	17,093
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	198
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	52
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	470	489
[1,2]	Commonwealth of Pennsylvania GO TOB VRDO	1.360%	8/4/22	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	300	307
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	200	205
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	50	51
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	310	317
[4]	Connellsville Area School District GO	4.000%	8/15/22	535	535
[4]	Connellsville Area School District GO	4.000%	8/15/23	755	772
[4]	Connellsville Area School District GO	4.000%	8/15/24	755	785
[3]	Cornell School District GO	4.000%	9/1/22	190	190
[3]	Cornell School District GO	4.000%	9/1/23	525	537
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	100
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	124
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	259
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	278
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,032
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	10,200	10,339
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	245
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	37
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,226
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	1.860%	9/1/23	3,625	3,621
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.730%	3/1/26	8,935	8,870
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	1.350%	8/3/22	54,150	54,150
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	513
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	331
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	380
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	663
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	410	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	928
	Easton Area School District GO	4.000%	4/1/23	485	493
	Easton Area School District GO	4.000%	4/1/24	340	353
[3]	Erie School District GO	5.000%	4/1/24	250	262
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	508
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,750	3,039
	Haverford Township School District GO	5.000%	9/1/23	175	181
	Hempfield Township PA GO	4.000%	10/15/23	75	77
	Hempfield Township PA GO	4.000%	10/15/24	100	105
	Hempfield Township PA GO	4.000%	10/15/25	150	160
	Hempfield Township PA GO	4.000%	10/15/26	100	108
[4]	Kiski Area School District GO	4.000%	3/1/23	350	355
[4]	Kiski Area School District GO	5.000%	3/1/24	275	289
[4]	Kiski Area School District GO	5.000%	3/1/25	260	281
[4]	Kiski Area School District GO	5.000%	3/1/26	250	276
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,740
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	700	689
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	582
	Lancaster County PA GO	4.000%	11/1/23	125	128
[1,2]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	8/4/22	4,160	4,160
[3]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/22	250	251
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	176
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	156
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	151
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	244
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	238
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	324
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	238
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	348
[3]	Lancaster School District GO	4.000%	6/1/23	450	459
[3]	Lancaster School District GO	5.000%	6/1/24	250	264
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	88
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	157
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	251
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	517
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	394
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	272
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	290	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County IDA Industrial Revenue PUT	1.800%	8/15/22	5,090	5,089
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	10,162	10,157
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	878
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,196
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,602
	Lower Moreland Township School District GO	5.000%	11/1/22	615	620
	Lower Moreland Township School District GO	5.000%	11/1/23	520	541
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,253
	Lower Moreland Township School District GO	5.000%	11/1/25	520	571
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,321
[3]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,013
[3]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,991
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	252
	Manheim Central School District GO	1.000%	5/1/24	75	74
	Manheim Central School District GO	1.000%	5/1/25	140	135
	Manheim Central School District GO	1.000%	5/1/26	60	57
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,001
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,268
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,005	2,010
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	785
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,528
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	656
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	591
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	1,018
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	339
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	529
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	451
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	439
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	7,500	7,500
	Montgomery County IDA	4.000%	1/1/25	1,150	1,150
[1,2]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	12,295	12,295
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	502
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	842
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	775	836
[1,2]	Mount Lebanon PA School District GO TOB VRDO	1.390%	8/4/22	15,500	15,500
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	214
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	163
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	1.690%	11/1/22	810	810
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	1.890%	11/1/24	635	635
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	125
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	1.310%	8/4/22	3,385	3,385
	Northampton County General Purpose Authority College & University Revenue VRDO	1.390%	8/4/22	30	30
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	544
[4]	Northeastern School District/York County GO	2.000%	9/1/22	125	125
[4]	Northeastern School District/York County GO	2.000%	9/1/23	170	170
[4]	Northeastern School District/York County GO	1.000%	9/1/24	100	97
	Norwin School District GO	5.000%	4/1/24	300	316
[3]	Octorara Area School District GO	4.000%	4/1/24	470	487
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	505	507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,157
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	220	224
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	384
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	172
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	288
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	170	182
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	429
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	569
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	257
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	539
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/15/27	21,300	20,898
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	16,350	16,350
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.370%	1.700%	8/4/22	1,740	1,732
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	1.810%	11/15/25	1,750	1,723
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	1.910%	11/15/26	1,820	1,796
[1,2]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	1.480%	8/4/22	3,335	3,335
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	626
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	184
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,497
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	371
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	189
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,880	1,902
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.390%	8/4/22	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,174
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,303
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,380
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.200%	10/1/22	135	135
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	352
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	160	159
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	162
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	342
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	346
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	144
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,130	2,297
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	218
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	273
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	120
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,604
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	209
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,237
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	279
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	167
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	140
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	125
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	1,865	1,865
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	1,330	1,330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.350%	8/3/22	1,000	1,000
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	7,183	7,183
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	1.430%	8/4/22	8,750	8,750
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	337
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	258
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	966
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	94
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	930
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	690	698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	485
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	522
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	232
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	27
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	537
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	1,018
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	162
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	109
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,325	1,493
[1,2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.450%	8/4/22	11,580	11,580
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.480%	8/4/22	6,910	6,910
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.480%	8/4/22	8,280	8,280
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.480%	8/4/22	5,595	5,595
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.430%	8/4/22	16,520	16,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.430%	8/4/22	5,900	5,900
[3]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,108
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	1.930%	12/1/23	8,000	8,002
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	12/1/23	14,600	14,608
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.920%	8/1/22	8,100	8,100
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue VRDO	1.380%	12/1/51	18,750	18,750
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	120	122
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	123
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	134
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	145
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	126
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/24	400	410
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/25	555	578
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/26	390	412
[6]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/27	305	325
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	1.430%	8/4/22	17,695	17,695
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	450	452
[3]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	220
	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	10/1/22	3,300	3,318
[3]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	625	663
[3]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	500	531
[3]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/25	500	544
[1,2,3]	Philadelphia Gas Works Co Natural Gas Revenue TOB VRDO	1.450%	8/4/22	4,745	4,745
[2]	Philadelphia Gas Works Co Natural Gas Revenue VRDO	1.420%	8/4/22	11,265	11,265
[2]	Philadelphia Gas Works Co VRDO	1.430%	8/1/31	13,610	13,610
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,023
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,897
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,553
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	839
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	985
	Philadelphia PA GO	5.000%	8/1/22	2,485	2,485
	Philadelphia PA GO	5.000%	8/1/23	60	62
	Philadelphia PA GO	5.000%	8/1/23	215	222
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,797
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	1.360%	8/4/22	7,500	7,500
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	1.360%	8/4/22	7,500	7,500
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	96
	Philadelphia School District GO	5.000%	9/1/22	6,750	6,769
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,304
	Philadelphia School District GO	5.000%	9/1/23	25	26
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,163
	Philadelphia School District GO	5.000%	9/1/23	3,825	3,954
	Philadelphia School District GO	5.000%	9/1/23	2,130	2,202
	Philadelphia School District GO	5.000%	9/1/24	315	335
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,260
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,063
	Philadelphia School District GO	5.000%	9/1/24	40	43
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	1.390%	8/4/22	34,175	34,175
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	900
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,754
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	1,955
[4]	Pittsburgh School District GO	5.000%	9/1/24	1,000	1,003
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	200
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	301
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	303
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	346
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	146
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	292
[3,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	12/1/23	11,570	11,575
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,812
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	260
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	642
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	390
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	182
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	174
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	4,000	4,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	514
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	604
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	843
[3]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/23	2,210	2,235
[3]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/24	900	929
[3]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,817
[3]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,417
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	772
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	420	428
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	304
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	415
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	217
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	317
	Susquehanna Township School District GO	4.000%	5/15/23	500	510
	Susquehanna Township School District GO	4.000%	5/15/24	530	550
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	550
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	15,992
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	1.690%	2/15/24	25,210	25,276
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	163
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	631
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	96
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	303
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	1.470%	8/4/22	5,665	5,665
[1,2,4]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	1.470%	8/4/22	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,296
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	141
[4]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	230
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,357
					918,115
Puerto Rico (0.8%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	15,217	15,521
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,053	7,490
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	44,026	46,106
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	59,494	64,456
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority	5.000%	7/1/25	1,250	1,290
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	2,829
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,184
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,430
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	7,612
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,490	25,786
					177,704
Rhode Island (0.1%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,749
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	522
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	547
	Providence RI GO	5.000%	1/15/23	235	238
	Providence RI GO	5.000%	1/15/24	300	312
	Providence RI GO	5.000%	1/15/25	250	267
	Providence RI GO	5.000%	1/15/26	250	273
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,435	4,794
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,054
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	480	494
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	495
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	81
[1,2]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	1.430%	8/4/22	6,670	6,670
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/22	385	388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	459
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	137
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	530
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	545	558
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	11
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,050	1,112
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	705
[1,2]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.370%	8/4/22	5,815	5,815
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	600	586
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	140
					27,937
South Carolina (0.8%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	26
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,905	3,028
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	52
[1,2]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	1.380%	8/4/22	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	690	698
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	104
	County Square Redevelopment Corp. Intergovernmental Agreement Revenue BAN	3.000%	3/3/23	9,000	9,069
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	192
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	942
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/23	380	386
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/25	450	475
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/26	275	295
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,915	1,922
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,625
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,214
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,363
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,060
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	362
	Oconee County School District GO	5.000%	3/1/25	470	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	42,875	43,875
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,740	1,747
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/23	3,500	3,544
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	781
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,229
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,306
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,077
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,795
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	9,587
	South Carolina GO	5.000%	4/1/24	980	1,035
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,113
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	27,314
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	6,000	6,000
[2]	South Carolina Jobs-Economic Development Authority Local or Guarranteed Housing Revenue VRDO	1.540%	5/1/61	5,800	5,800
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/22	50	51
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	60	63
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	391
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	462
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	2,069
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	65	69
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	202
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,081
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	676
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	270
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	456
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	346
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	330
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/22	95	96
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	104
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	129
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	53
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	875	913
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	119
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	458
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	109
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,163
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	384
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	629
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	526
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	382
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	539
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	620
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	311
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	216
					160,471
South Dakota (0.2%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	6/1/23	1,900	1,953
	South Dakota Health & Educational Facilities Authority Appropriations Revenue	5.000%	8/1/27	725	789
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	196
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	158
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	522
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	277
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	307
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,930	5,175
[1,2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	8,955	8,955
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.330%	8/4/22	16,250	16,250
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	556
					35,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee (1.5%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,815	10,977
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	69
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	595
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.910%	8/1/22	3,765	3,765
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.920%	8/1/22	7,680	7,680
	Franklin TN GO	5.000%	6/1/24	1,000	1,061
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	941
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,720
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,505	1,541
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	960	979
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/23	50	51
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	510
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	51
	Knox County TN GO	5.000%	6/1/23	1,155	1,188
	Knox County TN GO	5.000%	6/1/23	2,145	2,206
	Knox County TN GO	5.000%	6/1/24	1,540	1,633
	Knoxville TN GO	5.000%	5/1/24	12,170	12,880
	Memphis TN GO	5.000%	11/1/23	110	115
	Memphis TN GO	5.000%	4/1/25	115	125
	Memphis TN GO	5.000%	4/1/26	2,510	2,719
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,290
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,766
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	775
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	270	274
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	172
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville And Davidson County TN CP	1.300%	8/2/22	35,000	34,999
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	100	100
	Metropolitan Government of Nashville & Davidson County TN	1.300%	8/3/22	15,000	14,999
	Metropolitan Government of Nashville & Davidson County TN	1.300%	8/4/22	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN CP	1.250%	8/4/22	11,075	11,074
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	200
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	275	279
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	52
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	275	284
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	395	407
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,672
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	400	437
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,639
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	382
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	100	102
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	85	88
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	250	273
[1,2]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	1.470%	8/4/22	2,500	2,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.910%	8/1/22	375	375
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,246
	Montgomery County TN GO	4.000%	4/1/25	500	507
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,281
	Public Building Authority of Blount County Tennessee Intergovernmental Agreement Revenue VRDO	1.970%	8/1/22	1,700	1,700
	Rutherford County TN GO	5.000%	4/1/24	1,875	1,978
	Shelby County TN GO	5.000%	3/1/23	265	270
	Shelby County TN GO	5.000%	4/1/24	7,295	7,697
	Shelby County TN GO	5.000%	4/1/25	7,790	8,454
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	35,210	37,063
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	11,805	11,833
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,580	2,610
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	129
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	131
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	267
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	216
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	68,125	68,978
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	14,195	14,569
	Tennessee GO	4.000%	8/1/22	6,865	6,865
	Tennessee GO	5.000%	8/1/22	1,500	1,500
	Tennessee GO	5.000%	11/1/23	3,685	3,846
	Tennessee GO	5.000%	11/1/24	4,895	5,257
	Tennessee GO	5.000%	11/1/25	2,660	2,936
	Tennessee GO	5.000%	8/1/26	850	931
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	528
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	242
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	279
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	277
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	223
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,948
	Wilson County TN GO	5.000%	4/1/23	2,885	2,952
					329,473
Texas (10.9%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	16,974
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,393
[15]	Aldine Independent School District GO	5.000%	2/15/23	580	591
[15]	Aldine Independent School District GO	5.000%	2/15/25	100	108
[15]	Aledo Independent School District GO	5.000%	2/15/23	175	178
[15]	Aledo Independent School District GO	5.000%	2/15/24	435	458
[15]	Aledo Independent School District GO	5.000%	2/15/24	180	189
[15]	Aledo Independent School District GO	5.000%	2/15/25	415	448
[15]	Aledo Independent School District GO	5.000%	2/15/26	560	621
[15]	Alief Independent School District GO	4.000%	2/15/23	1,000	1,002
[15]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,189
[15]	Allen Independent School District GO	5.000%	2/15/23	1,990	2,028
[6,15]	Alvarado Independent School District PUT	2.750%	8/15/25	1,000	1,015
[15]	Alvin TX Independent School District GO	5.000%	2/15/25	685	741
[15]	Alvin TX Independent School District GO PUT	1.250%	8/15/22	8,590	8,590
[15]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,249
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	60	60
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	310
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	200
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	208
[1,2,15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	1.360%	8/4/22	3,365	3,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington TX GO	5.000%	8/15/22	1,400	1,402
	Arlington TX GO	5.000%	8/15/23	1,000	1,036
	Arlington TX GO	5.000%	8/15/23	1,495	1,549
[15]	Arlington TX Independent School District GO	5.000%	2/15/25	400	432
[15]	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	51
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	253
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	233
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	317
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	150
	Austin County TX	1.090%	8/4/22	19,200	19,199
[15]	Austin Independent School District GO	5.000%	8/1/22	445	445
[15]	Austin Independent School District GO	5.000%	8/1/22	1,000	1,000
[15]	Austin Independent School District GO	5.000%	8/1/23	20,000	20,694
	Austin Independent School District GO	5.000%	8/1/24	3,970	4,228
[15]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,866
[15]	Austin Independent School District GO	5.000%	8/1/24	27,550	29,378
[15]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,642
[15]	Austin Independent School District GO	5.000%	8/1/26	580	651
	Austin Texas Utility System Revenue CP	1.120%	8/2/22	2,750	2,750
	Austin TX	5.000%	9/1/23	990	1,027
	Austin TX	5.000%	9/1/24	1,600	1,709
	Austin TX	5.000%	9/1/25	1,160	1,273
[1,2]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	1.850%	8/1/22	9,390	9,390
	Austin TX GO	5.000%	5/1/23	1,570	1,611
	Austin TX GO	5.000%	9/1/23	1,145	1,188
	Austin TX GO	5.000%	11/1/23	1,615	1,683
	Austin TX GO	5.000%	5/1/24	1,615	1,708
	Austin TX GO	5.000%	9/1/24	1,300	1,388
	Austin TX GO	5.000%	11/1/24	1,670	1,792
	Austin TX GO	5.000%	5/1/25	1,665	1,811
	Austin TX GO	5.000%	9/1/25	1,000	1,097
	Austin TX GO	5.000%	11/1/25	1,720	1,896
	Austin TX GO	5.000%	5/1/26	1,715	1,914
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	99
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	75
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	115
	Austin TX, ETM	5.000%	9/1/23	10	10
	Austin TX, ETM	5.000%	9/1/24	15	16
	Austin TX, ETM	5.000%	9/1/25	10	11
	Austin Utility System Revenues CP	0.010%	9/6/22	15,400	15,400
[15]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	526
	Baytown TX GO	5.000%	2/1/24	1,115	1,169
[15]	Beaumont Independent School District GO	5.000%	2/15/25	175	189
	Bexar County TX GO	5.000%	6/15/23	1,885	1,942
	Bexar County TX GO	5.000%	6/15/24	385	409
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	25,605
	Bexar County TX GO, Prere.	5.125%	6/15/23	115	119
	Bexar County TX Miscellaneous Taxes Revenue	5.000%	8/15/22	570	571
[15]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	202
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	165
[15]	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,580
[15]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,516
[6,15]	Bullard Independent School District PUT	2.750%	8/15/25	4,840	4,920
[15]	Burleson Independent School District GO PUT	2.500%	8/1/22	2,500	2,500
[15]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	326
[15]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	533
[15]	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	383
[15]	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,538
[15]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,098
[15]	Canyon Independent School District GO	5.000%	2/15/23	215	219
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,223
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	3,450	3,516
[15]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	503
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	816
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	111
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	138
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	2,140	2,248
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	360	365
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,405	1,425
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	225	246
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,411
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,385
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	590	591
[15]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,849
[15]	Clear Creek Independent School District GO	4.000%	2/15/23	635	644
[15]	Clear Creek Independent School District GO	5.000%	2/15/23	430	438
[15]	Clear Creek Independent School District GO	5.000%	2/15/24	530	557
[15]	Clear Creek Independent School District GO	5.000%	2/15/24	950	999
[15]	Clear Creek Independent School District GO	5.000%	2/15/25	580	627
[15]	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,498
[15]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,411
[15]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,140
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	325	335
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	390	403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	360	386
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	500
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	543
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	604
[3]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.750%	8/4/22	925	925
	College Station TX GO	5.000%	2/15/23	1,735	1,768
	Collin County TX GO	5.000%	2/15/25	1,705	1,845
	Collin County TX GO	5.000%	2/15/26	1,000	1,111
[15]	Comal Independent School District GO	5.000%	2/1/24	2,860	3,005
[15]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,629
[15]	Conroe Independent School District GO	5.000%	2/15/24	9,380	9,866
[15]	Conroe Independent School District GO	5.000%	2/15/25	115	124
[15]	Conroe Independent School District GO	5.000%	2/15/25	800	841
	Corpus Christi TX GO	5.000%	3/1/23	1,010	1,029
	Corpus Christi TX GO	5.000%	3/1/24	920	965
	Corpus Christi TX GO	5.000%	3/1/25	890	959
	Corpus Christi TX GO	5.000%	3/1/25	985	1,062
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,132
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	1,375	1,402
	Corpus Christi TX Utility System	5.000%	7/15/25	325	352
	Corpus Christi TX Utility System	5.000%	7/15/26	200	221
	Corpus Christi TX Utility System	5.000%	7/15/27	125	141
[15]	Cotulla TX Independent School District GO	5.000%	2/15/26	325	360
[15]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,478
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	350	357
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	105
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,114
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	131
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,370	1,518
[15]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,750
[15]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,095	14,094
[15]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,624
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,520
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,965	12,531
[15]	Cypress-Fairbanks Independent School District GO, Prere.	4.000%	2/15/23	10,140	10,277
[15]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	1,135	1,157
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	147
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	632
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,091
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	479
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,9]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	1.360%	8/4/22	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,705
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,086
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,507
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	28
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	14,200	15,683
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,750	11,873
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,300	2,540
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,160	2,386
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,530	1,690
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,313
	Dallas County TX GO	5.000%	8/15/22	3,700	3,705
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/22	5,255	5,298
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,663
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	197
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,599
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	208
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,140
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,767
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,846
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,568
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,724
	Dallas Housing Finance Corp. PUT	3.500%	2/1/26	1,450	1,479
	Dallas Independent School District CP	1.400%	10/6/22	7,000	6,999
[15]	Dallas Independent School District GO	5.000%	2/15/23	7,880	8,030
[15]	Dallas Independent School District GO	5.000%	8/15/23	905	937
[15]	Dallas Independent School District GO	4.000%	2/15/24	10,345	10,725
[15]	Dallas Independent School District GO	5.000%	8/15/24	55	59
[15]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,786
[15]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,475
	Dallas TX GO	5.000%	2/15/23	3,485	3,551
	Dallas TX GO	5.000%	2/15/23	10,030	10,221
	Dallas TX GO	5.000%	2/15/23	7,700	7,847
	Dallas TX GO	5.000%	2/15/24	55	58
	Dallas TX GO	5.000%	2/15/24	15,525	16,332
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	530
[15]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,880	1,874
	Denton County Housing Finance Corp. PUT	5.000%	2/1/25	1,750	1,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denton County TX GO	5.000%	7/15/24	1,145	1,218
	Denton County TX GO	5.000%	7/15/25	1,000	1,062
[15]	Denton Independent School District GO PUT	2.000%	8/1/24	6,190	6,159
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	685	690
[15]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,384
[15]	Denton Independent School District GO, Prere.	4.000%	2/15/25	500	526
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	10,063
	Denton TX GO	5.000%	2/15/23	660	672
[15]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,000	1,974
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	768
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	740
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	880
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	817
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,833
	Ector County Hospital District GO	5.000%	9/15/22	210	211
	Ector County Hospital District GO	5.000%	9/15/24	445	466
	Ector County Hospital District GO	5.000%	9/15/25	250	266
	El Paso TX GO	5.000%	8/15/22	430	431
	El Paso TX GO	5.000%	8/15/22	800	801
	El Paso TX GO	5.000%	8/15/22	735	736
	El Paso TX GO	5.000%	8/15/23	370	383
	El Paso TX GO	5.000%	8/15/23	455	471
	El Paso TX GO	5.000%	8/15/24	155	165
	El Paso TX GO	5.000%	8/15/24	350	373
	El Paso TX GO	5.000%	8/15/24	480	511
	El Paso TX GO	5.000%	8/15/24	20	21
	El Paso TX GO	5.000%	8/15/25	960	1,050
	El Paso TX GO	5.000%	8/15/25	500	547
	El Paso TX GO	5.000%	8/15/25	750	821
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	630	635
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	588
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	179
	Fort Bend County TX GO	5.000%	3/1/23	575	587
	Fort Bend County TX GO	5.000%	3/1/23	630	643
	Fort Bend County TX GO	5.000%	3/1/24	215	226
	Fort Bend County TX GO	5.000%	3/1/24	725	763
	Fort Bend County TX GO	5.000%	3/1/25	200	216
	Fort Bend County TX GO	5.000%	3/1/25	500	541
	Fort Bend County TX GO	5.000%	3/1/25	400	433
	Fort Bend County TX GO	5.000%	3/1/26	250	277
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	1.450%	8/4/22	2,175	2,175
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/23	1,000	1,020
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	526
[15]	Fort Bend Independent School District GO	5.000%	8/15/24	400	427
[15]	Fort Bend Independent School District GO	5.000%	8/15/25	160	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Fort Bend Independent School District GO PUT	1.950%	8/1/22	24,270	24,270
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,831
[15]	Fort Bend Independent School District PUT	2.375%	8/1/24	13,300	13,348
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,206
[15]	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,783
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,757
[15]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,101
[15]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,250
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	130
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,286
	Fort Worth TX GO	5.000%	3/1/24	6,490	6,825
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,218
[15]	Frisco Independent School District GO	5.000%	8/15/22	1,260	1,262
[15]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,395
	Frisco TX GO	5.000%	2/15/25	920	935
[15]	Galena Park Independent School District GO	5.000%	8/15/22	580	581
[15]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,772
[15]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,114
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	4,256
	Garland TX GO	5.000%	2/15/23	500	509
[15]	Georgetown Independent School District GO	5.000%	8/15/22	380	380
[15]	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,405	7,405
[15]	Georgetown Independent School District GO PUT, Prere.	2.750%	8/1/22	2,125	2,125
[3]	Georgetown TX Electric Utility System Electric Power & Light Revenue	5.000%	8/15/24	510	543
[3]	Georgetown TX Electric Utility System Electric Power & Light Revenue	5.000%	8/15/26	790	878
[1,2,3]	Georgetown TX Utility System Revenue Multiple Utility Revenue TOB VRDO	1.430%	8/4/22	11,625	11,625
[15]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	7,825	7,821
[15]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	5,440	5,425
[15]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,890	2,705
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,124
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	109,404
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	51,690	53,516
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	27,395	28,486
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	63,650	66,367
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	9,828
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	237
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	1.890%	8/1/22	33,105	33,105
[4]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,476
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	313
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,011
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	718
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	26
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,299
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,753
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,135
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	905	994
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	7,115	7,198
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,350	1,370
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,450	11,084
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,050	1,122
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,625	3,873
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,804
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	475	527
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	1.849%	7/1/24	2,500	2,509
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	5,486	5,486
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.330%	8/3/22	17,300	17,300
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/23	3,000	3,066
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,201
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,571
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,646
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,911
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	214
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	12,123
[3]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.580%	8/4/22	175	175
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,799
	Harris County TX Cultural Education Facilities Finance Corporation Revenue CP	0.010%	8/1/22	25,775	25,775
	Harris County TX GO	5.000%	8/15/23	3,280	3,395
	Harris County TX GO	5.000%	10/1/24	230	231
	Harris County TX GO	5.000%	10/1/24	255	256
	Harris County TX GO	5.000%	10/1/24	5,640	6,034
	Harris County TX Highway Revenue	5.000%	8/15/23	130	135
	Harris County TX Highway Revenue	5.000%	8/15/24	295	315
	Harris County TX Highway Revenue	5.000%	8/15/26	1,455	1,457
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	107
[1]	Hays County TX	2.500%	9/15/25	160	153
	Hidalgo County TX GO	4.000%	8/15/22	580	581
	Hidalgo County TX GO	5.000%	8/15/25	570	622
	Hidalgo County TX GO	5.000%	8/15/26	500	558
	Houston Community College System GO	4.000%	2/15/23	900	912
	Houston Community College System GO	4.000%	2/15/23	2,085	2,113
	Houston Community College System GO	5.000%	2/15/24	1,720	1,807
	Houston Community College System GO	5.000%	2/15/24	3,870	4,067
	Houston Community College System GO	5.000%	2/15/25	1,855	1,997
	Houston Community College System GO	5.000%	2/15/25	6,535	7,034
[15]	Houston Independent School District GO	5.000%	2/15/23	50	51
[15]	Houston Independent School District GO	5.000%	2/15/23	1,155	1,177
[15]	Houston Independent School District GO	5.000%	2/15/24	295	310
[15]	Houston Independent School District GO	5.000%	2/15/24	115	121
	Houston Independent School District GO	5.000%	7/15/24	400	426
[15]	Houston Independent School District GO PUT	4.000%	6/1/23	5,345	5,439
[15]	Houston Independent School District GO PUT	4.000%	6/1/23	12,685	12,909
[15]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,425
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	2,500	2,572
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	315	324
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	471
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	2,565	2,713
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	242
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.360%	8/4/22	32,575	32,575
	Houston TX GO	5.000%	3/1/23	200	204
	Houston TX GO	5.000%	3/1/23	2,185	2,229
	Houston TX GO	5.000%	3/1/24	165	174
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	287
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	130
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	148
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	150
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,001
[5]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.430%	10/15/23	1,475	1,476
[15]	Irving Independent School District GO	5.000%	2/15/24	1,975	2,078
[15]	Irving Independent School District GO	5.000%	2/15/25	75	81
	Irving TX GO	4.000%	9/15/22	2,980	2,989
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	761
[15]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,181
[15]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	180	192
[1]	Justin TX	2.500%	9/1/26	125	117
[15]	Katy Independent School District GO	5.000%	2/15/24	115	117
[15]	Katy Independent School District GO	5.000%	2/15/25	205	222
[15]	Katy Independent School District GO	5.000%	2/15/26	450	500
[15]	Katy Independent School District GO	5.000%	2/15/28	355	411
[15]	Katy Independent School District GO, Prere.	5.000%	2/15/23	35	36
	Kaufman County TX GO	5.000%	2/15/23	155	158
	Kaufman County TX GO	5.000%	2/15/23	115	117
	Kaufman County TX GO	5.000%	2/15/24	215	226
	Kaufman County TX GO	5.000%	2/15/24	120	126
[15]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,050
[15]	Klein Independent School District GO	5.000%	8/1/24	40	43
[15]	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,477
[15]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,902
[15]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,153
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	215	224
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	300	320
[15]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,776
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	352
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,681
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	124
[15]	Leander Independent School District GO	5.000%	8/15/22	2,250	2,253
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	371
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,459
[15]	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,187
[15]	Lewisville Independent School District GO	5.000%	8/15/22	6,210	6,218
[15]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	2,050
[15]	Little Elm Independent School District GO	5.000%	8/15/23	950	984
[15]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,066
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,745	2,633
	Lone Star College System GO	5.000%	2/15/23	3,455	3,520
	Lone Star College System GO	5.000%	2/15/23	1,920	1,956
	Lone Star College System GO	5.000%	2/15/23	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lone Star College System GO	5.000%	2/15/24	300	315
	Lone Star College System GO	5.000%	2/15/24	9,055	9,523
	Lone Star College System GO	5.000%	2/15/25	1,025	1,105
	Lone Star College System GO	5.000%	2/15/25	10,000	10,776
[15]	Longview Independent School District GO	5.000%	2/15/23	625	637
[15]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	414
[15]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	591
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	205
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,614
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,210
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,344
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	820	909
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/23	1,195	1,225
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,681
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,666
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	3,850
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	328
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	528
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,886
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	920	998
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	461
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,185
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,217
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	77
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	576
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	42
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	130
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,634
[15]	Lubbock Independent School District GO	5.000%	2/15/23	565	576
	Lubbock TX GO	5.000%	2/15/24	1,000	1,052
	Lubbock TX GO	5.000%	2/15/25	1,170	1,264
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	310
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	698
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	567
	Mainland College GO	5.000%	8/15/22	625	626
	Mainland College GO	5.000%	8/15/23	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mainland College GO	5.000%	8/15/24	275	293
	McKinney TX GO	5.000%	8/15/24	225	240
	McKinney TX GO	5.000%	8/15/26	310	347
	McKinney TX GO	5.000%	8/15/28	255	296
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/26	375	415
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/28	400	460
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	501
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	705
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	284
	Midland County Hospital District GO	5.000%	5/15/25	365	396
	Midland County Hospital District GO	5.000%	5/15/26	820	910
[15]	Midland Independent School District GO	5.000%	2/15/26	185	205
	Midland TX GO	5.000%	3/1/24	1,685	1,774
[15]	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,436
[15]	Midlothian Independent School District GO	5.000%	2/15/24	500	525
[15]	Midlothian Independent School District GO	5.000%	2/15/25	365	394
[15]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,228
[15]	Midway Independent School District GO	5.000%	8/15/23	325	337
[15]	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,622
[15]	Nederland Independent School District GO	5.000%	8/15/24	95	101
[15]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,139
	New Braunfels TX GO	5.000%	2/1/23	710	722
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,330
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,411
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,214
[15]	New Caney Independent School District GO	5.000%	2/15/24	100	105
[15]	New Caney Independent School District GO PUT	1.250%	8/15/24	7,535	7,368
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	653
[6]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,975
[6]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,745
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,090	1,236
[15]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	103
[15]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	110
[15]	North East TX Independent School District GO	5.000%	2/1/23	3,290	3,348
[15]	North East TX Independent School District GO	5.000%	8/1/23	500	517
[15]	North East TX Independent School District GO PUT	0.250%	8/1/22	1,565	1,565
[15]	North East TX Independent School District GO PUT	2.375%	8/1/22	8,180	8,180
[15]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	897
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,480
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	801
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	745
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	2,956
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,153
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	175	177
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,540	3,589
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,395	3,442
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,185	2,215
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	765	776
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	2,145	2,175
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,645
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,385	10,847
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	320	325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	360
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,460	4,515
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,775
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,591
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,242
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,190	4,240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,665	1,736
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	1.450%	8/4/22	1,250	1,250
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	1.450%	8/4/22	15,000	15,000
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	1.450%	8/4/22	2,065	2,065
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	1.450%	8/4/22	1,680	1,680
[14]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	300	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Northside Independent School District GO PUT	2.750%	8/1/23	17,370	17,522
[15]	Northside Independent School District GO PUT	1.600%	8/1/24	18,205	18,070
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	13,160	12,620
[15]	Northwest Independent School District GO	5.000%	2/15/24	105	110
[15]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,575	15,472
[3]	Pasadena Independent School District GO VRDO	1.400%	8/4/22	29,150	29,150
[15]	Pearland Independent School District GO	5.000%	2/15/23	385	392
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	223
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	112
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	239
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	5,175
	Permanent University Fund - University of Texas System College & University Revenue VRDO	1.400%	8/4/22	44,585	44,585
[15]	Pflugerville Independent School District GO	5.000%	2/15/26	975	1,025
[15]	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,850	1,850
[15]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,038
	Pflugerville TX GO	5.000%	8/1/23	400	414
	Pflugerville TX GO	5.000%	8/1/23	650	672
	Pflugerville TX GO	5.000%	8/1/24	765	814
	Pflugerville TX GO	5.000%	8/1/24	600	638
	Pflugerville TX GO	5.000%	8/1/25	390	426
	Pflugerville TX GO	5.000%	8/1/25	620	677
[15]	Plano Independent School District GO	5.000%	2/15/23	360	367
[15]	Plano Independent School District GO	5.000%	2/15/24	65	68
[15]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	162
[6,15]	Pottsboro Independent School District PUT	2.750%	8/15/24	6,000	6,077
[15]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	7,178
[15]	Prosper Independent School District GO	5.000%	2/15/26	945	1,048
[15]	Prosper Independent School District PUT	3.000%	8/15/25	7,235	7,389
[15]	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,076
[15]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,179
[15]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/22	200	200
[15]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	558
[15]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	847
[15]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	591
	Rockland County TX GO	5.000%	2/1/24	425	446
[15]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	425	458
[15]	Round Rock Independent School District GO	5.000%	8/1/23	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,743
[15]	Round Rock Independent School District GO	5.000%	8/1/24	325	346
[15]	Round Rock Independent School District GO	5.000%	8/1/25	500	547
	Round Rock TX GO	5.000%	8/15/22	1,120	1,121
	San Angelo TX GO	2.000%	2/15/24	5,335	5,350
	San Angelo TX GO	2.000%	2/15/25	2,720	2,732
[2]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.540%	10/1/60	4,000	4,000
	San Antonio Housing Trust Public Facility Corp. PUT	4.000%	8/1/25	2,200	2,294
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	190	193
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,830	6,830
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,400	4,476
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	750	750
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	131
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,930	1,930
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	85	92
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,210
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	287
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	293
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,670	13,720
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,390
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,560	13,417
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,290	8,143
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,556
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	126
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	1.360%	8/4/22	12,695	12,695
	San Antonio TX GO	5.000%	8/1/23	9,035	9,343
	San Antonio TX GO	5.000%	2/1/24	210	221
	San Antonio TX GO	5.000%	8/1/25	245	268
[15]	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,252
[15]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	147
[15]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,487
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	470
	San Antonio Water System Water Revenue	5.000%	5/15/25	450	460
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	20,795	20,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	10,145	10,290
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,330	10,675
	San Patricio County TX GO	5.000%	4/1/23	205	209
	San Patricio County TX GO	5.000%	4/1/24	100	105
	San Patricio County TX GO	5.000%	4/1/25	100	108
	San Patricio County TX GO	5.000%	4/1/26	150	165
	San Patricio County TX GO	5.000%	4/1/27	135	152
[15]	Sherman Independent School District GO PUT	2.000%	8/1/23	1,045	1,049
[15]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/23	215	216
[15]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	259
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	503
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	299
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	132
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	165
[15]	Southwest Independent School District GO	5.000%	2/1/24	100	105
[15]	Spring Branch Independent School District GO	5.000%	2/1/23	1,520	1,547
[15]	Spring Independent School District GO	5.000%	8/15/23	680	704
[15]	Spring Independent School District GO	5.000%	8/15/24	605	646
[15]	Spring Independent School District GO	5.000%	8/15/25	500	548
[15]	Spring Independent School District GO	5.000%	8/15/26	500	561
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,295
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	874
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	158
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	1.390%	8/4/22	3,900	3,900
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	1.720%	12/16/22	45,840	45,843
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.420%	8/3/22	19,620	19,620
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.470%	8/3/22	13,300	13,300
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	205
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	325	337
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	104
[2]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.390%	8/4/22	5,815	5,815
	Tarrant County TX	5.000%	7/15/24	250	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County TX	5.000%	7/15/25	300	328
	Tarrant County TX	5.000%	7/15/26	350	392
	Tarrant County TX	5.000%	7/15/27	375	430
	Tarrant County TX	5.000%	7/15/28	300	349
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	130	141
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	147
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	372
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	490
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	1,014
	Texas A And M University Revenues CP	1.250%	9/22/22	11,957	11,954
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,804
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	4,916
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	434
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,457
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	180
	Texas A&M University College & University Revenue	5.000%	5/15/25	295	321
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	33
[15]	Texas City TX Independent School District GO	5.000%	8/15/22	225	225
[15]	Texas City TX Independent School District GO	5.000%	8/15/23	595	616
[15]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,047
	Texas GO	5.000%	8/1/22	965	965
	Texas GO	5.000%	8/1/22	2,185	2,185
	Texas GO	5.000%	4/1/23	1,000	1,023
	Texas GO	5.000%	8/1/23	1,730	1,732
	Texas GO	5.000%	10/1/23	205	213
	Texas GO	5.000%	10/1/23	100	104
	Texas GO	5.000%	10/1/23	95	99
	Texas GO	5.000%	4/1/24	100	106
	Texas GO	5.000%	4/1/24	50	53
	Texas GO	5.000%	10/1/24	110	118
	Texas GO	5.000%	10/1/24	35	37
	Texas GO	5.000%	4/1/25	125	132
	Texas GO	5.000%	8/1/25	5,040	5,523
	Texas GO	5.000%	10/1/25	5,480	5,779
	Texas GO	5.000%	10/1/25	6,235	6,684
	Texas GO	5.000%	10/1/25	1,000	1,101
	Texas GO	5.000%	10/1/25	1,635	1,800
	Texas GO	5.000%	10/1/25	590	649
	Texas GO	5.000%	4/1/26	1,600	1,686
	Texas GO	5.000%	4/1/26	1,040	1,159
	Texas GO	4.000%	8/1/26	1,050	1,117
[2]	Texas GO VRDO	1.290%	8/3/22	25,300	25,300
	Texas GO VRDO	1.290%	8/3/22	15,870	15,870
	Texas GO VRDO	1.290%	8/3/22	4,470	4,470
	Texas GO VRDO	1.400%	8/3/22	5,505	5,505
	Texas GO VRDO	1.400%	8/3/22	12,085	12,085
	Texas GO VRDO	1.470%	8/3/22	1,000	1,000
	Texas GO VRDO	1.470%	8/3/22	40,000	40,000
	Texas GO, ETM	5.000%	8/1/22	3,035	3,035
	Texas GO, Prere.	5.000%	4/1/24	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO, Prere.	5.000%	4/1/24	55	58
	Texas GO, Prere.	5.000%	4/1/24	250	264
	Texas GO, Prere.	5.000%	4/1/24	120	127
	Texas GO, Prere.	5.000%	10/1/24	85	91
	Texas GO, Prere.	5.000%	10/1/24	35	37
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	898
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,155	1,189
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,073
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	1,021
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,439
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,650	1,797
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	765	838
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	138
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	183
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	264
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	279
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,099
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	1,010	1,028
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,566
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,225	1,253
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	675
	Texas State University System College & University Revenue	5.000%	3/15/23	130	133
	Texas State University System College & University Revenue	5.000%	3/15/25	125	135
	Texas State University System College & University Revenue	5.000%	3/15/26	870	914
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	25,739
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	315	322
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,275	17,948
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	53
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	47
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,380	2,620
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,375
[2]	Texas Transportation Commission State Highway Fund VRDO	1.330%	8/4/22	21,400	21,400
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,125	4,125
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,481
	Texas Water Development Board Water Revenue	5.000%	4/15/23	100	103
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,060
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,741
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,115
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	53
	Texas Water Development Board Water Revenue	5.000%	8/1/24	1,045	1,115
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	2,790
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,169
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	954
	Texas Water Development Board Water Revenue	5.000%	10/15/25	100	110
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,152
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,124
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	1.380%	8/4/22	3,100	3,100
[15]	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,500
[15]	Tomball Independent School District GO PUT	0.450%	8/15/23	2,345	2,318
[15]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,215
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,983
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,375
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,728
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,779
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	3,905	4,274
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/26	330	370
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,045
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,095	2,095
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	91
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
[15]	United TX Independent School District GO	5.000%	8/15/22	2,855	2,859
[15]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,536
[15]	United TX Independent School District GO	5.000%	8/15/24	435	464
[15]	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	103
	University of Houston College & University Revenue	5.000%	2/15/25	70	75
	University of Houston College & University Revenue	5.000%	2/15/26	1,300	1,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/22	2,295	2,298
	University of Texas System College & University Revenue	5.000%	8/15/22	1,115	1,116
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,113
	University of Texas System College & University Revenue	5.000%	8/15/23	210	218
	University of Texas System College & University Revenue	5.375%	8/15/23	140	146
	University of Texas System College & University Revenue	5.000%	8/15/24	705	752
	University of Texas System College & University Revenue	5.000%	8/15/24	340	363
	University of Texas System Regents Revenue CP	0.010%	9/9/22	9,500	9,500
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,200
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	621
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	612
[15]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,035
[15]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	686
[15]	Willis Independent School District GO	2.000%	2/15/24	325	327
[15]	Willis Independent School District GO	4.000%	2/15/25	400	422
[15]	Willis Independent School District GO	5.000%	2/15/25	250	270
[15]	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,249
[15]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,188
[15]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,607
[15]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,240
					2,323,822
Utah (0.6%)
	Alpine School District GO	5.000%	3/15/25	220	239
	Canyons School District GO	5.000%	6/15/23	3,545	3,653
	Canyons School District GO	5.000%	6/15/24	3,560	3,782
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	527
	Central Utah Water Conservancy District GO	5.000%	4/1/24	4,230	4,464
	Davis School District GO (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	834
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,440
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,936
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/27	1,450	1,657
[1,2]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	1.380%	8/4/22	4,210	4,210
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,071
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	715
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	1.450%	8/4/22	21,800	21,800
	Park City UT GO	5.000%	2/1/27	1,000	1,138
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,129
	University of Utah College & University Revenue	5.000%	8/1/24	705	751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,635	1,635
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	32,000
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,845	2,977
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	13,420	14,231
	Utah GO	5.000%	7/1/23	5,050	5,211
	Utah GO	5.000%	7/1/23	50	52
	Utah GO	5.000%	7/1/24	25	27
	Utah GO	5.000%	7/1/24	50	53
	Utah GO	5.000%	7/1/24	2,500	2,659
	Utah GO	5.000%	7/1/24	20	21
	Utah GO	5.000%	7/1/25	3,000	3,282
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	232
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,054
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	122
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	190	207
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	277
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	510	557
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	30	33
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,145	1,249
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	743
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	315	356
					124,324
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	343
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	491
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	579
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	503
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	652
					2,568
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	405	422
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,005	1,055
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,510	1,595
					3,072
Virginia (1.7%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	410
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	411
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	280
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,000
[1,2]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,785	60,801
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,122
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	137
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,588
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,054
	Commonwealth of Virginia GO	4.000%	6/1/23	225	230
	Commonwealth of Virginia GO	5.000%	6/1/23	275	283
	Fairfax County Economic Development Authority Revenue VRDO	1.470%	8/4/22	5,000	5,000
	Fairfax County Economic Development Authority Special Tax Revenue	5.000%	4/1/25	1,915	2,077
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	16,037
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	1.450%	8/4/22	25,000	25,000
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,276
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,344
	Fairfax County VA GO	5.000%	10/1/23	100	104
	Fairfax County VA GO	5.000%	4/1/24	50	53
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,840
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,500
	Fairfax County VA GO, Prere.	4.000%	10/1/24	3,235	3,393
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,617
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	3,030	3,227
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,814
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	500	495
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	59
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	35,480	39,575
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	698
	Harrisonburg VA GO	5.000%	7/15/24	3,790	4,021
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	2,000	2,232
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	45	45
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	300	302
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,186
	Loudoun County VA GO	5.000%	12/1/23	4,710	4,765
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,222
[6]	Loudoun County VA GO	5.000%	12/1/24	11,030	11,838
[6]	Loudoun County VA GO	5.000%	12/1/25	6,965	7,681
[6]	Loudoun County VA GO	5.000%	12/1/26	4,225	4,778
[6]	Loudoun County VA GO	5.000%	12/1/27	2,105	2,431
[6]	Loudoun County VA GO	5.000%	12/1/28	2,110	2,478
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,995
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	610	617
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	993
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	893
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	689
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	454
	Newport News VA GO	5.000%	7/15/24	40	43
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	170	169
	Prince George County VA GO	5.000%	8/1/22	860	860
	Richmond VA GO	5.000%	3/1/25	45	49
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	422
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	776
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	5.000%	7/1/25	50	55
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,009
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,848
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,538
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,676
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	18,738
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	70	71
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	25
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	21
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	430	465
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	125	135
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	65
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,705
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	265	270
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,105
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	339
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	457
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	3,012
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	210	216
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	164
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	205	224
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,934
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	166
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	163
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	134
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,040	3,303
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	1,340	1,496
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	5,685
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,586
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	155
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	202
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	96
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	213
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	186
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	373
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,500
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,989
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	240	240
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	461
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	227
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	345
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	8,585	8,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	4,665	4,665
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	3,100	3,100
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,995
					354,830
Washington (1.7%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/22	510	515
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,720	3,005
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	11/1/23	33,275	33,281
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,529
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,612
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	3,260	3,432
	Discovery Clean Water Alliance Sever Revenue	5.000%	12/1/25	1,475	1,627
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	150	155
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	193
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	400	413
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	100	103
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	200	206
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	133
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	404
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,245	4,503
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	48
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,370	14,417
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	15,522
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	214
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	143
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	138
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	77
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	80
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	42
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	99
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	852
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	877
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,083
	King County WA GO	5.000%	12/1/24	1,095	1,179
	King County WA GO	5.000%	12/1/25	1,000	1,044
	King County WA GO	5.000%	12/1/27	1,105	1,217
	King County WA Sewer Revenue	5.000%	7/1/24	70	74
	King WA Sewer Revenu County e Sewer Revenue PUT	0.625%	1/1/24	180	173
	King WA Sewer Revenu County e Sewer Revenue PUT	0.875%	1/1/26	545	519
	Kirkland WA GO	5.000%	12/1/23	640	669
	Kirkland WA GO	5.000%	12/1/24	670	721
	Kirkland WA GO	5.000%	12/1/25	700	774
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	43
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	807
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	225
	Port of Seattle WA GO	5.000%	1/1/24	350	367
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/25	7,000	7,010
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,621
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,157
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,093
	Seattle WA GO	5.000%	8/1/24	100	107
	Seattle WA GO	5.000%	11/1/24	2,200	2,364
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	67
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	91
[5]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	1.820%	11/1/23	260	260
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	184
[5]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	1.820%	11/1/23	2,000	2,001
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,512
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	2,044
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	728
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,303
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,646
	University of Washington University Revenues CP	1.100%	8/3/22	3,000	3,000
	Washington COP	5.000%	7/1/23	11,950	12,320
	Washington GO	5.000%	8/1/22	5,530	5,530
	Washington GO	5.000%	1/1/23	6,375	6,470
	Washington GO	5.000%	2/1/23	4,130	4,203
	Washington GO	5.000%	6/1/23	1,500	1,544
	Washington GO	4.000%	7/1/23	900	921
	Washington GO	5.000%	7/1/23	160	165
	Washington GO	5.000%	7/1/23	2,215	2,286
	Washington GO	5.000%	8/1/23	15	16
	Washington GO	5.000%	8/1/23	300	310
	Washington GO	5.000%	1/1/24	3,800	3,983
	Washington GO	5.000%	1/1/24	4,655	4,880
	Washington GO	5.000%	6/1/24	1,625	1,725
	Washington GO	5.000%	7/1/24	45	48
	Washington GO	5.000%	7/1/24	15,220	16,197
	Washington GO	5.000%	7/1/24	1,000	1,032
	Washington GO	5.000%	7/1/24	20,000	21,284
	Washington GO	5.000%	8/1/24	550	569
	Washington GO	5.000%	8/1/24	3,735	3,983
	Washington GO	5.000%	8/1/24	40	43
	Washington GO	5.000%	8/1/24	50	53
	Washington GO	5.000%	8/1/24	45	48
	Washington GO	5.000%	2/1/25	255	276
	Washington GO	5.000%	2/1/25	45	49
	Washington GO	5.000%	2/1/25	20	22
	Washington GO	5.000%	2/1/25	100	108
	Washington GO	5.000%	7/1/25	130	134
	Washington GO	5.000%	7/1/25	30,000	32,820
	Washington GO	5.000%	2/1/26	1,500	1,523
	Washington GO	4.000%	7/1/26	30,000	32,490
	Washington GO	5.000%	7/1/26	10,000	11,206
	Washington GO	5.000%	2/1/28	3,000	3,230
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	259
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,250	5,265
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,010	1,044
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	129
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	158
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,995
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	243
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	439
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,675	6,932
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	2.730%	1/1/25	655	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	1,875	1,875
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	3,100	3,100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	2,275	2,307
[5]	Washington Health Care Facilities Authority, Prere.	2.380%	1/3/23	3,980	3,986
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/23	500	507
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,300
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/22	150	151
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	514
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	510	504
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue VRDO	1.330%	8/3/22	10,460	10,460
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	1.880%	12/1/48	5,000	4,988
	Washington State University College & University Revenue	5.000%	10/1/23	350	363
[4]	Western Washington University College & University Revenue	4.000%	4/1/24	250	259
					362,113
West Virginia (0.2%)
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	144
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	9,898
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,139
	West Virginia GO	5.000%	12/1/22	2,645	2,676
	West Virginia GO	5.000%	6/1/24	615	653
	West Virginia GO	5.000%	12/1/24	645	694
	West Virginia GO	5.000%	6/1/25	1,275	1,392
	West Virginia GO	5.000%	12/1/25	1,335	1,476
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,189
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,634
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,060	1,124
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	8/4/22	12,450	12,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,432
					43,901
Wisconsin (1.3%)
[3]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,051
	Eau Claire County WI GO	5.000%	9/1/22	300	301
	Eau Claire County WI GO	5.000%	9/1/23	370	383
	Eau Claire County WI GO	5.000%	9/1/24	395	422
	Eau Claire County WI GO	5.000%	9/1/25	415	454
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,055
	Madison WI GO	4.000%	10/1/22	8,045	8,080
	Madison WI GO	3.000%	10/1/23	8,040	8,173
	Madison WI GO	4.000%	10/1/24	7,100	7,456
	Milwaukee WI GO	5.000%	2/1/23	2,480	2,523
	Milwaukee WI GO	5.000%	4/1/23	625	639
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,398
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,246
[3]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,551
[3]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,836
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,790
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,899
[3]	Milwaukee WI GO	5.000%	4/1/26	7,225	8,047
[1,2]	Milwaukee WI GO TOB VRDO	1.430%	8/4/22	15,670	15,670
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,829
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	243
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	436
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	254
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	448
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	647
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	905	911
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	152
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	164
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	241
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	482
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/23	450	460
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/24	200	210
	Waukesha School District GO	3.000%	4/1/23	1,415	1,429
	Waukesha WI GO	2.000%	10/1/22	725	726
	Waukesha WI GO	5.000%	10/1/23	185	192
	Waukesha WI GO	2.000%	10/1/24	900	899
	Waukesha WI GO	2.000%	10/1/25	1,335	1,328
	Waukesha WI GO	5.000%	10/1/25	205	224
	Waushara County WI GO	4.500%	6/1/27	2,630	2,796
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	42
[1,2,3]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	1.450%	8/4/22	12,163	12,163
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	500	516
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	53
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	398
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	691
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	159
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	996
	Wisconsin GO	4.000%	5/1/23	250	255
	Wisconsin GO	5.000%	5/1/23	1,605	1,648
	Wisconsin GO	5.000%	5/1/23	100	103
	Wisconsin GO	5.000%	11/1/23	1,590	1,604
	Wisconsin GO	5.000%	5/1/24	350	359
	Wisconsin GO	5.000%	5/1/24	16,500	17,469
	Wisconsin GO	5.000%	5/1/24	65	69
[6]	Wisconsin GO	5.000%	5/1/24	13,300	13,793
	Wisconsin GO	5.000%	11/1/24	205	220
	Wisconsin GO	4.000%	5/1/25	100	104
	Wisconsin GO	5.000%	5/1/25	180	193
	Wisconsin GO	5.000%	5/1/25	265	289
	Wisconsin GO	5.000%	5/1/25	25	27
	Wisconsin GO	5.000%	11/1/25	230	254
	Wisconsin GO	5.000%	11/1/27	1,225	1,399
	Wisconsin GO, Prere.	5.000%	5/1/23	260	267
	Wisconsin GO, Prere.	5.000%	5/1/23	185	190
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	130	130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	161
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	348
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	254
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	500	498
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,580	3,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,530	3,741
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	3,040	3,359
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,330	2,566
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT (Advocate Aurora Health Obligated Group)	5.000%	1/25/23	300	305
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT (Advocate Aurora Health Obligated Group)	5.000%	1/29/25	505	541
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	1.880%	7/26/23	1,850	1,845
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	7/31/24	2,950	2,938
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	10,887	10,887
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	5,000	5,000
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.280%	8/3/22	103	103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	1,120	1,148
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/15/23	125	128
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,254
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/15/23	1,000	1,036
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,260	3,258
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,825	1,778
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,850	1,788
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	937
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.480%	12/2/24	4,020	3,994
[1,2,3]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	1.370%	8/4/22	10,635	10,635
[1,2]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	1.480%	8/4/22	3,000	3,000
[1,2]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	1.430%	8/4/22	42,000	42,000
					284,139
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	132
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	228
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	189
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	112
					661
Total Tax-Exempt Municipal Bonds (Cost $20,980,881)					20,790,724

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[16]	Vanguard Municipal Cash Management Fund (Cost $752,247)	1.290%	7,521,837	752,259
Total Investments (100.8%) (Cost $21,733,128)				21,542,983
Other Assets and Liabilities—Net (-0.8%)				(168,842)
Net Assets (100%)				21,374,141
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $4,150,546,000, representing 19.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Barclays Bank plc	$1,078,760,000
JPMorgan Chase Bank NA	694,740,000
Royal Bank of Canada	622,344,000
Deutsche Bank AG	571,725,000
Morgan Stanley Bank	345,317,000
Toronto-Dominion Bank NA	329,800,000
Citibank NA	246,300,000
Sumitomo Mitsui Banking	204,675,000
Bank of America NA	193,925,000
Federal Home loan Bank	172,165,000
Other	418,667,000
Total	4,878,418,000
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
The fund had no open futures contracts at July 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	20,790,724	—	20,790,724
Temporary Cash Investments	752,259	—	—	752,259
Total	752,259	20,790,724	—	21,542,983